UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:  BlackRock Strategic Global Bond Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
France — 0.0%
BNP Paribas SA		509	$39,934
United States — 0.3%
American Airlines Group, Inc.		441	20,896
Bank of America Corp.		3,426	86,789
Cardinal Health, Inc.		291	19,407
Citigroup, Inc.		421	30,551
CME Group, Inc.		150	20,352
Comcast Corp., Class A		541	20,779
Goldman Sachs Group, Inc.		105	24,905
HealthSouth Corp.		122	5,655
Home Depot, Inc.		130	21,263
JB Hunt Transport Services, Inc.		200	22,216
JPMorgan Chase & Co.		504	48,042
Lowe’s Cos., Inc.		261	20,784
Robert Half International, Inc.		431	21,646
Ross Stores, Inc.		331	21,308
SLM Corp. (a)		1,851	21,220
Synchrony Financial		691	21,424
Under Armour, Inc., Class A (a)		1,131	18,622
Union Pacific Corp.		180	20,875
United Continental Holdings, Inc. (a)		341	20,699
Zions Bancorporation		461	21,703

			509,136
Total Common Stocks — 0.3%			549,070

Asset-Backed Securities — 0.1%		Par (000)
Asset-Backed Securities — 0.1%
Navient Private Education Loan Trust, Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(c)	USD	125	113,654

Corporate Bonds
Argentina — 1.0%
Arcor SAIC, 6.00%, 7/06/23 (c)		97	103,790
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (c)		11	11,676
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (c)		240	268,248
Genneia SA, 8.75%, 1/20/22 (c)		203	221,844
Pampa Energia SA, 7.50%, 1/24/27 (c)		155	168,459
Petrobras Argentina SA, 7.38%, 7/21/23 (c)		178	193,593

Corporate Bonds		Par (000)	Value
Argentina (continued)
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 23.54%, 4/11/22 (c)(d)	USD	316	$294,354
YPF SA (c):
8.88%, 12/19/18		305	325,740
8.50%, 3/23/21		39	43,766
6.95%, 7/21/27		189	200,340

			1,831,810
Australia — 0.1%
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23 (c)		220	237,470
Austria — 0.3%
Raiffeisen Bank International AG, (5 year EUR Swap + 3.30%), 4.50%, 2/21/25 (e)	EUR	200	253,222
Volksbank Wien AG, 2.75%, 10/06/27 (b)(f)		300	353,836

			607,058
Bermuda — 0.1%
Geopark, Ltd., 6.50%, 9/21/24 (c)	USD	200	200,500
Brazil — 0.5%
Petrobras Global Finance BV, 5.38%, 1/27/21		817	861,935
British Virgin Islands — 0.5%
Central American Bottling Corp., 5.75%, 1/31/27 (c)		47	49,703
Huarong Finance Co. Ltd., 4.00%, 7/17/19		200	203,321
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20		240	240,560
3.25%, 4/28/25		200	200,347
State Grid Overseas Investment 2014 Ltd., 2.75%, 5/07/19		200	201,928

			895,859
Canada — 0.5%
Enbridge, Inc.:
3.70%, 7/15/27		273	276,783
(3 mo. LIBOR US + 3.42%), 5.50%, 7/15/77 (e)		250	253,125
Stoneway Capital Corp., 10.00%, 3/01/27 (c)		232	249,187
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 8/15/76 (e)		57	61,845

			840,940

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
Cayman Islands — 0.4%
Azure Orbit II International Finance Ltd., 3.38%, 4/25/19	USD	200	$202,654
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20		100	108,220
Saudi Electricity Global Sukuk Co., 4.21%, 4/03/22		200	210,883
Vale Overseas Ltd.:
5.88%, 6/10/21		100	109,950
4.38%, 1/11/22		75	78,150
6.88%, 11/21/36		50	57,250

			767,107
Chile — 0.4%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (c)		232	234,900
Cencosud SA, 5.50%, 1/20/21 (c)		150	162,322
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24		50	52,478
GNL Quintero SA, 4.63%, 7/31/29 (c)		200	209,250

			658,950
Colombia — 0.4%
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (c)		285	294,832
Ecopetrol SA:
5.88%, 9/18/23		200	222,100
4.13%, 1/16/25		100	100,250

			617,182
France — 1.0%
Altarea SCA, 2.25%, 7/05/24	EUR	100	118,228
BNP Paribas SA (c):
2.95%, 5/23/22	USD	200	201,759
3.80%, 1/10/24		200	207,910
4.63%, 3/13/27		395	418,162
Casino Guichard Perrachon SA:
1.87%, 6/13/22	EUR	100	120,159
4.50%, 3/07/24		100	132,039
Credit Agricole SA, 3.25%, 10/04/24 (c)(f)	USD	250	250,142
mFinance France SA, 2.38%, 4/01/19	EUR	25	30,553
Total Capital International SA, 1.38%, 10/04/29		300	356,442

			1,835,394
Germany — 0.4%
Bertelsmann SE & Co. KGaA:
3.00%, 4/23/75 (b)		300	368,008

Corporate Bonds		Par (000)	Value
Germany (continued)
Deutsche Bank AG, 2.70%, 7/13/20	USD	295	$296,197

			664,205
Hong Kong — 0.2%
CITIC Ltd., 6.63%, 4/15/21		100	112,074
ICBCIL Finance Co. Ltd., 2.13%, 9/29/19		200	197,604

			309,678
India — 0.1%
ICICI Bank Ltd., 5.75%, 11/16/20		100	108,902
ONGC Videsh Ltd., 2.75%, 7/15/21	EUR	100	125,839

			234,741
Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21	USD	200	216,286
Ireland — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21		325	350,688
Bank of Ireland Group PLC, 3.13%, 9/19/27 (b)	GBP	100	132,344
Johnson Controls International PLC, 4.50%, 2/15/47	USD	13	13,796

			496,828
Italy — 0.8%
Intesa Sanpaolo SpA, 3.88%, 7/14/27 (c)(g)		300	301,211
Leonardo SpA, 1.50%, 6/07/24	EUR	133	156,866
Telecom Italia SpA/Milano, 3.00%, 9/30/25		100	127,110
UniCredit SpA (e):
(5 year EUR Swap + 4.32%), 4.38%, 1/03/27		100	127,128
(5 year USD ICE Swap + 3.70%), 5.86%, 6/19/32 (c)	USD	602	630,864

			1,343,179
Japan — 0.6%
Mizuho Financial Group, Inc., 2.95%, 2/28/22		299	301,404
Nippon Life Insurance Co., 4.00%, 9/19/47 (b)(c)		450	445,500
ORIX Corp., 2.90%, 7/18/22		104	104,395
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (c)		202	202,173

			1,053,472

2	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
Jersey — 0.4%
UBS Group Funding Jersey Ltd. (c):
3.00%, 4/15/21	USD	250	$253,442
2.65%, 2/01/22		400	398,427

			651,869
Luxembourg — 0.7%
Actavis Funding SCS, 3.80%, 3/15/25		220	228,472
ADO Properties SA, 1.50%, 7/26/24	EUR	200	236,505
Allergan Funding SCS, 2.13%, 6/01/29		100	120,672
CNH Industrial Finance Europe SA, 1.75%, 9/12/25		100	117,724
European Financial Stability Facility, 1.80%, 7/10/48		226	276,610
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (c)	USD	211	228,407
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	10	17,906

			1,226,296
Malaysia — 0.1%
Petronas Global Sukuk Ltd., 2.71%, 3/18/20	USD	200	201,504
Mexico — 1.8%
America Movil SAB de C.V.:
3.00%, 7/12/21	EUR	100	129,861
5.75%, 6/28/30	GBP	50	85,655
6.38%, 3/01/35	USD	50	62,311
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (c)		177	177,664
Cydsa SAB de C.V., 6.25%, 10/04/27 (c)		206	202,257
Grupo Bimbo SAB de C.V., 4.50%, 1/25/22		100	106,773
Grupo Televisa SAB, 8.50%, 3/11/32		50	67,483
Mexichem SAB de C.V. (c)(f):
4.00%, 10/04/27		200	199,680
5.50%, 1/15/48		200	197,300
Mexico City Airport Trust, 5.50%, 7/31/47 (c)		1,247	1,262,463
Petroleos Mexicanos:
6.38%, 2/04/21		100	109,551
1.88%, 4/21/22	EUR	100	119,849
4.63%, 9/21/23	USD	263	271,653
4.88%, 1/18/24		190	197,030
6.88%, 8/04/26		60	68,250

			3,257,780

Corporate Bonds		Par (000)	Value
Netherlands — 2.4%
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21	EUR	100	$128,039
Enel Finance International NV, 3.63%, 5/25/27 (c)	USD	425	425,864
ING Bank NV, 5.80%, 9/25/23 (c)		400	456,697
Majapahit Holding BV, 7.75%, 1/20/20		100	111,510
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (c)		300	313,875
Petrobras Global Finance BV:
6.13%, 1/17/22		611	656,825
5.30%, 1/27/25 (c)		81	80,879
7.38%, 1/17/27		406	447,006
6.00%, 1/27/28 (c)		1,462	1,460,903
7.25%, 3/17/44		122	127,033
Volkswagen International Finance NV, 1.88%, 3/30/27	EUR	100	118,859

			4,327,490
Peru — 0.0%
Banco de Credito del Peru, 4.25%, 4/01/23	USD	75	79,838
South Korea — 0.1%
Korea Gas Corp., 1.88%, 7/18/21		200	193,915
Spain — 0.3%
Bankia SA, (5 year EUR Swap + 3.35%), 3.38%, 3/15/27 (e)	EUR	100	123,052
Merlin Properties Socimi SA, 2.38%, 9/18/29		100	117,810
NorteGas Energia Distribucion SAU, 2.07%, 9/28/27		175	207,766
Telefonica Emisiones SAU, 1.72%, 1/12/28		100	117,596

			566,224
Switzerland — 0.6%
Credit Suisse AG, New York, 5.40%, 1/14/20	USD	85	90,894
Credit Suisse Group AG, 3.57%, 1/09/23 (c)		250	256,014
UBS AG, 2.20%, 6/08/20 (c)		200	200,359
UBS Group Funding Switzerland AG (c):
3.49%, 5/23/23		250	255,963
4.25%, 3/23/28		200	209,801

			1,013,031
Turkey — 0.1%
Coca-Cola Icecek, 4.22%, 9/19/24 (c)		200	202,396

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
United Kingdom — 1.9%
Anglo American Capital PLC, 4.00%, 9/11/27 (c)	USD	200	$197,666
Aon PLC, 4.75%, 5/15/45		85	92,439
Barclays PLC:
3.68%, 1/10/23		230	235,882
2.40%, 10/06/23 (b)(f)	GBP	150	200,507
5.20%, 5/12/26	USD	200	213,531
2.00%, 2/07/28 (b)	EUR	208	242,762
4.84%, 5/09/28	USD	200	207,186
BAT International Finance PLC, 2.25%, 1/16/30	EUR	250	302,058
G4S International Finance PLC, 1.50%, 6/02/24		100	119,092
Lloyds Banking Group PLC:
3.10%, 7/06/21	USD	200	203,360
3.00%, 1/11/22		290	292,401
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.47%), 2.79%, 5/15/23 (d)		243	244,854
(3 mo. LIBOR US + 1.48%), 3.50%, 5/15/23 (e)		200	201,228
3.88%, 9/12/23		253	258,891
Santander UK PLC, 5.00%, 11/07/23 (c)		200	216,206
Trinity Acquisition PLC:
4.63%, 8/15/23		125	134,319
4.40%, 3/15/26		110	116,625

			3,479,007
United States — 14.8%
AbbVie, Inc.:
2.85%, 5/14/23		115	115,895
4.70%, 5/14/45		45	49,056
Aetna, Inc., 3.88%, 8/15/47		125	126,351
Air Lease Corp.:
2.63%, 7/01/22		131	130,060
3.00%, 9/15/23		200	199,515
3.63%, 4/01/27		40	40,027
Amazon.com, Inc. (c):
3.88%, 8/22/37		78	79,379
4.25%, 8/22/57		175	179,561
American Tower Corp., 3.55%, 7/15/27		222	220,575
Analog Devices, Inc.:
3.50%, 12/05/26		355	358,506
4.50%, 12/05/36		73	76,059
5.30%, 12/15/45		135	156,380
Andeavor, 5.13%, 12/15/26 (c)		200	219,468
Apple, Inc.:
3.85%, 8/04/46		115	116,247
4.25%, 2/09/47		196	210,818
Applied Materials, Inc., 4.35%, 4/01/47		48	51,365

Corporate Bonds		Par (000)	Value
United States (continued)
Arrow Electronics, Inc., 3.25%, 9/08/24	USD	64	$63,280
AT&T, Inc.:
4.25%, 3/01/27		175	180,124
3.15%, 9/04/36	EUR	100	119,082
5.25%, 3/01/37	USD	84	88,400
4.90%, 8/14/37		125	126,331
4.75%, 5/15/46		190	182,721
Autodesk, Inc., 3.50%, 6/15/27		119	118,706
Bank of America Corp.:
2.33%, 10/01/21 (b)(g)		409	408,145
(3 mo. LIBOR US + 1.02%), 2.88%, 4/24/23 (e)		250	251,084
4.00%, 4/01/24		40	42,258
3.88%, 8/01/25		40	41,901
4.45%, 3/03/26		30	31,717
3.25%, 10/21/27		164	160,714
(3 mo. LIBOR US + 1.58%), 3.82%, 1/20/28 (e)		85	87,397
(3 mo. LIBOR US + 1.51%), 3.71%, 4/24/28 (e)		210	213,313
(3 mo. LIBOR US + 1.81%), 4.24%, 4/24/38 (e)		145	153,264
5.00%, 1/21/44		40	46,365
Series L, 3.95%, 4/21/25		40	41,165
Bank of New York Mellon Corp., (3 mo. LIBOR US + 1.07%), 3.44%, 2/07/28 (e)		165	168,841
Becton Dickinson & Co., 2.89%, 6/06/22		88	88,286
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 1/15/22 (c)		438	445,307
Capital One Financial Corp., 3.75%, 3/09/27		65	65,714
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (c)		30	31,455
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		135	138,588
4.91%, 7/23/25		70	74,831
3.75%, 2/15/28 (c)		250	244,637
4.20%, 3/15/28 (c)		75	75,893
6.48%, 10/23/45		115	134,973
5.38%, 5/01/47 (c)		331	343,865
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27 (c)		175	180,250
Cimarex Energy Co., 3.90%, 5/15/27		95	96,723

4	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Citigroup, Inc.:
(3 mo. LIBOR US + 1.10%), 2.41%, 5/17/24 (d)	USD	375	$375,830
3.20%, 10/21/26		100	98,420
(3 mo. LIBOR US + 1.56%), 3.89%, 1/10/28 (e)		181	185,813
(3 mo. LIBOR US + 1.39%), 3.67%, 7/24/28 (e)(g)		400	403,917
4.13%, 7/25/28		207	212,990
4.75%, 5/18/46		95	103,415
Citizens Bank NA/Providence, (3 mo. LIBOR US + 0.57%), 1.89%, 5/26/20 (d)(g)		350	350,735
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		200	203,053
Comcast Corp., 3.40%, 7/15/46		60	55,302
Concho Resources, Inc.:
3.75%, 10/01/27		259	260,152
4.88%, 10/01/47		161	168,011
Cox Communications, Inc. (c):
3.15%, 8/15/24		110	109,310
4.60%, 8/15/47		123	121,979
Crown Castle International Corp.:
3.40%, 2/15/21		8	8,236
2.25%, 9/01/21		65	64,103
5.25%, 1/15/23		25	27,675
3.20%, 9/01/24		135	134,359
3.65%, 9/01/27		450	449,753
4.75%, 5/15/47		185	189,007
CSC Holdings LLC, 5.25%, 6/01/24		250	252,812
DaVita, Inc., 5.13%, 7/15/24		220	220,550
Dell International LLC/EMC Corp. (c):
4.42%, 6/15/21		25	26,248
5.45%, 6/15/23		25	27,360
6.02%, 6/15/26		35	38,869
Discover Financial Services, 4.10%, 2/09/27		104	105,674
Discovery Communications LLC:
4.95%, 5/15/42		50	49,404
4.88%, 4/01/43		55	53,602
Dominion Energy, Inc., 2.58%, 7/01/20		39	39,325
Duke Energy Corp., 3.55%, 9/15/21		90	93,690
Eaton Corp., 4.15%, 11/02/42		45	45,173
Emera US Finance LP, 2.15%, 6/15/19		43	43,017
Energy Transfer LP, 4.90%, 3/15/35		45	44,716

Corporate Bonds	Par (000)		Value
United States (continued)
Energy Transfer Partners LP, 6.05%, 6/01/41	USD	45	$48,611
Enterprise Products Operating LLC (b):
Series D, 4.88%, 8/16/77		250	251,250
Series E, 5.25%, 8/16/77		160	161,400
Exelon Corp.:
2.45%, 4/15/21		76	76,007
3.50%, 6/01/22		80	82,407
FedEx Corp., 4.55%, 4/01/46		22	23,432
Ford Motor Co., 5.29%, 12/08/46		101	105,384
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		90	98,361
GATX Corp., 3.85%, 3/30/27		32	32,521
Gilead Sciences, Inc., 4.15%, 3/01/47		220	225,374
Goldman Sachs Group, Inc.:
2.35%, 11/15/21		256	253,810
3.50%, 11/16/26		143	143,387
3.85%, 1/26/27		122	124,643
Harris Corp., 2.70%, 4/27/20		265	267,782
Hess Corp., 5.80%, 4/01/47		55	56,524
Hyundai Capital America (c):
2.55%, 4/03/20		142	141,752
3.10%, 4/05/22		305	303,479
IPALCO Enterprises, Inc., 3.70%, 9/01/24 (c)		66	66,162
JPMorgan Chase & Co. (e):
(3 mo. LIBOR US + 0.94%), 2.78%, 4/25/23		630	633,420
(3 mo. LIBOR US + 1.36%), 3.88%, 7/24/38		385	388,130
Kinder Morgan, Inc., 5.55%, 6/01/45		300	323,226
Lam Research Corp.:
2.75%, 3/15/20		200	203,217
2.80%, 6/15/21		175	177,034
3.80%, 3/15/25		42	44,101
Lockheed Martin Corp., 4.70%, 5/15/46		50	55,927
Magellan Midstream Partners LP, 4.20%, 10/03/47 (f)		47	46,432
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23		10	10,343
4.35%, 1/30/47		16	17,089
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (c)		68	73,662
Monsanto Co., 3.95%, 4/15/45		30	28,341
Morgan Stanley:
2.80%, 6/16/20		125	127,085
2.50%, 4/21/21		101	101,327

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)	Value
United States (continued)
Morgan Stanley (continued):
2.63%, 11/17/21	USD	217	$217,773
2.75%, 5/19/22		250	251,383
(3 mo. LIBOR US + 0.93%), 2.24%, 7/22/22 (d)		200	200,758
(3 mo. LIBOR US + 1.40%), 2.71%, 10/24/23 (d)		250	255,683
3.88%, 1/27/26		66	68,521
3.63%, 1/20/27		135	136,834
(3 mo. LIBOR US + 1.34%), 3.59%, 7/22/28 (e)		300	301,118
(3 mo. LIBOR US + 1.46%), 3.97%, 7/22/38 (e)		185	186,056
4.38%, 1/22/47		215	228,716
MPLX LP, 5.20%, 3/01/47		103	107,840
NetApp, Inc., 2.00%, 9/27/19		74	73,977
Newmont Mining Corp., 4.88%, 3/15/42		90	96,479
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/27		101	103,811
NextEra Energy Operating Partners LP (c):
4.25%, 9/15/24		69	70,466
4.50%, 9/15/27		225	229,219
NiSource Finance Corp.:
3.49%, 5/15/27		226	228,757
4.38%, 5/15/47		350	367,225
Northern Trust Corp., (3 mo. LIBOR US + 1.13%), 3.38%, 5/08/32 (e)		55	55,020
NVIDIA Corp., 3.20%, 9/16/26		196	194,981
Oracle Corp., 4.13%, 5/15/45		90	93,905
Pemex Project Funding Master Trust, 6.63%, 6/15/35		150	161,625
Penske Truck Leasing Co. LP, 2.70%, 3/14/23 (c)		184	182,443
Penske Truck Leasing Co. LP/PTL Finance Corp. (c):
3.40%, 11/15/26		74	73,098
4.20%, 4/01/27		285	298,905
Reliance Holding USA, Inc., 5.40%, 2/14/22		250	274,700
Reynolds American, Inc.:
4.00%, 6/12/22		135	142,616
4.45%, 6/12/25		250	267,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20		30	30,526
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		310	343,592
5.63%, 3/01/25		65	71,704
4.20%, 3/15/28		59	59,476
Southern Copper Corp., 5.88%, 4/23/45		60	68,333

Corporate Bonds		Par (000)	Value
United States (continued)
Spectrum Brands, Inc., 5.75%, 7/15/25	USD	10	$10,650
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (c)		200	203,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 1/15/25		300	321,375
Textron, Inc., 3.38%, 3/01/28		300	297,855
Thermo Fisher Scientific, Inc.:
1.95%, 7/24/29	EUR	100	117,948
2.88%, 7/24/37		100	118,540
Time Warner Cable, Inc.:
8.25%, 4/01/19	USD	45	48,927
4.50%, 9/15/42		45	42,649
Time Warner, Inc.:
3.80%, 2/15/27		120	120,028
4.65%, 6/01/44		7	6,836
4.85%, 7/15/45		78	79,270
Union Pacific Corp., 3.60%, 9/15/37		39	39,465
United Technologies Corp., 4.05%, 5/04/47		53	53,723
US Bancorp, Series X, 3.15%, 4/27/27		230	231,342
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.55%), 1.86%, 5/22/20 (d)		400	400,552
4.50%, 8/10/33		300	307,377
4.40%, 11/01/34		45	45,029
4.13%, 8/15/46		125	113,633
5.50%, 3/16/47		145	160,973
4.52%, 9/15/48		90	87,135
Virginia Electric & Power Co.:
Series B, 3.80%, 9/15/47		200	200,354
Series C, 2.75%, 3/15/23		106	107,228
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		65	69,059
Wells Fargo & Co.:
(3 mo. LIBOR US + 0.93%), 2.24%, 2/11/22 (d)		295	297,738
2.63%, 7/22/22		308	308,515
3.07%, 1/24/23		150	152,570
4.48%, 1/16/24		125	134,355
3.30%, 9/09/24		120	121,976
3.00%, 10/23/26		85	83,117
(3 mo. LIBOR US + 1.31%), 3.58%, 5/22/28 (e)		229	231,781
4.65%, 11/04/44		100	106,995
4.40%, 6/14/46		145	150,555
4.75%, 12/07/46		132	144,918

6	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds		Par (000)		Value
United States (continued)
Xilinx, Inc., 2.95%, 6/01/24	USD	87		$87,134

				26,474,814
Total Corporate Bonds — 30.9%				55,346,758

Foreign Agency Obligations
Argentina — 5.0%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	197		4,558
Argentina Bonar Bonds:
9.00%, 11/29/18	USD	—	(h)	355
7.63%, 4/18/37		86		93,920
Argentina Treasury Bond, 2.50%, 7/21/22	ARS	2,881		194,718
Argentine Bonos del Tesoro:
22.75%, 3/05/18		13,375		782,288
21.20%, 9/19/18		19,192		1,100,713
2.25%, 4/28/20		4,331		281,448
Argentine Republic Government International Bond:
6.25%, 4/22/19	USD	2,579		2,714,397
5.63%, 1/26/22		1,250		1,312,500
8.75%, 5/07/24		439		521,752
5.00%, 1/15/27	EUR	311		363,006
6.88%, 1/26/27	USD	151		163,156
7.82%, 12/31/33	EUR	1,090		1,431,283
7.13%, 6/28/49	USD	85		84,830

				9,048,924
Australia — 0.7%
Australia Government Bond:
3.25%, 10/21/18	AUD	100		79,629
4.50%, 4/15/20		270		224,552
2.00%, 12/21/21		210		162,701
5.75%, 7/15/22		320		289,180
2.75%, 4/21/24		130		102,940
4.75%, 4/21/27		220		200,638
2.25%, 5/21/28		90		66,501
3.75%, 4/21/37		80		66,502

				1,192,643
Belgium — 0.1%
Kingdom of Belgium Government Bond, 1.00%, 6/31/22 (c)	EUR	110		128,099
Brazil — 2.1%
Brazil Letras do Tesouro Nacional (i):
0.00%, 1/01/19	BRL	4,000		1,157,995
0.00%, 7/01/20		2,000		505,779
Brazil Notas do Tesouro Nacional:
Serie F, 10.00%, 1/01/21		1,500		503,042
Serie F, 10.00%, 1/01/25		2,200		730,789

Foreign Agency Obligations		Par (000)	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional (continued):
Series F, 10.00%, 1/01/27	BRL	1,200	$396,055
Brazilian Government International Bond:
4.25%, 1/07/25	USD	200	202,000
6.00%, 4/07/26		200	222,000

			3,717,660
Canada — 0.5%
Canadian Government Bond:
5.75%, 6/01/33	CAD	170	196,889
5.00%, 6/01/37		90	100,746
4.00%, 6/01/41		280	284,154
3.50%, 12/01/45		140	134,463
2.75%, 12/01/48		210	177,559

			893,811
Chile — 0.1%
Chile Government International Bond, 3.13%, 1/21/26	USD	107	109,910
China — 0.2%
China Development Bank Corp., 1.63%, 6/22/19		200	197,988
Export-Import Bank of China, 2.00%, 4/26/21		200	196,330

			394,318
Colombia — 0.9%
Colombia Government International Bond:
11.75%, 2/25/20		9	11,007
4.38%, 7/12/21		620	661,540
5.63%, 2/26/44		200	223,600
Colombian TES:
7.00%, 9/11/19	COP	400,000	140,359
7.00%, 5/04/22		570,000	201,038
10.00%, 7/24/24		480,000	196,251
6.00%, 4/28/28		390,000	126,679
7.75%, 9/18/30		220,000	81,610

			1,642,084
Czech Republic — 0.3%
Czech Republic Government Bond:
4.60%, 8/18/18	CZK	1,000	47,446
1.50%, 10/29/19		2,500	117,236
4.70%, 9/12/22		1,800	99,298
5.70%, 5/25/24		2,800	170,268
2.50%, 8/25/28		1,400	71,067
4.20%, 12/04/36		500	31,888

			537,203

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Denmark — 0.2%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	$122,073
1.50%, 11/15/23		200	34,768
1.75%, 11/15/25		500	88,976
4.50%, 11/15/39		450	120,140

			365,957
Egypt — 0.5%
Egypt Government International Bond:
5.75%, 4/29/20	USD	426	441,080
8.50%, 1/31/47 (c)		200	222,832
8.50%, 1/31/47		223	248,457

			912,369
France — 1.5%
France Government Bond OAT:
0.01%, 5/25/20 (i)	EUR	400	478,670
0.25%, 11/25/20		150	180,989
2.25%, 10/25/22		500	661,769
2.25%, 5/25/24		130	174,863
0.50%, 5/25/25		260	310,121
2.50%, 5/25/30		40	55,357
1.50%, 5/25/31		190	234,633
5.75%, 10/25/32		100	192,990
4.50%, 4/25/41		50	93,104
3.25%, 5/25/45		95	149,436
4.00%, 4/25/60		60	113,043

			2,644,975
Germany — 0.4%
Bundesrepublik Deutschland:
4.75%, 7/04/34		120	227,739
4.25%, 7/04/39		190	364,541
2.50%, 8/15/46		55	84,649

			676,929
Greece — 0.1%
Hellenic Republic Government Bond (j):
4.30%, 2/24/23		12	13,423
4.30%, 2/24/24		12	13,160
4.30%, 2/24/25		12	12,933
4.30%, 2/24/26		12	12,735
4.30%, 2/24/27		12	12,484
4.30%, 2/24/28		12	12,028
4.30%, 2/24/29		12	11,647
4.30%, 2/24/30		12	11,376
4.30%, 2/24/31		12	11,155
4.30%, 2/24/32		12	11,047
4.30%, 2/24/33		12	10,852
4.30%, 2/24/34		12	10,679
4.30%, 2/24/35		12	10,517
4.30%, 2/24/36		12	10,369

Foreign Agency Obligations		Par (000)	Value
Greece (continued)
Hellenic Republic Government Bond (j) (continued):
4.30%, 2/24/37	EUR	12	$10,279
4.30%, 2/24/38		12	10,173
4.30%, 2/24/39		12	10,155
4.30%, 2/24/40		12	10,131
4.30%, 2/24/41		12	10,141
4.30%, 2/24/42		12	10,133

			225,417
Hungary — 0.4%
Hungary Government Bond:
3.50%, 6/24/20	HUF	40,000	164,715
2.50%, 10/27/21		35,000	140,911
3.00%, 6/26/24		30,000	121,499
Hungary Government International Bond, 5.38%, 3/25/24	USD	200	228,750

			655,875
India — 0.1%
Export-Import Bank of India, 3.13%, 7/20/21		200	202,157
Indonesia — 6.3%
Indonesia Government International Bond:
7.88%, 4/15/19	IDR	2,000,000	153,538
5.88%, 3/13/20	USD	556	604,665
2.88%, 7/08/21	EUR	100	127,285
3.38%, 4/15/23	USD	350	355,845
4.13%, 1/15/25		310	325,336
4.75%, 1/08/26		1,330	1,450,134
7.00%, 5/15/27	IDR	16,463,000	1,269,346
Indonesia Treasury Bond:
8.38%, 3/15/24		5,075,000	416,796
8.38%, 9/15/26		11,686,000	976,942
9.00%, 3/15/29		3,000,000	261,547
8.75%, 5/15/31		2,000,000	172,025
7.50%, 8/15/32		13,920,000	1,082,575
8.38%, 3/15/34		10,329,000	844,326
8.25%, 5/15/36		25,971,000	2,119,098
7.50%, 5/15/38		10,809,000	830,597
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	USD	200	212,000

			11,202,055
Ireland — 0.3%
Ireland Government Bond:
5.00%, 10/18/20	EUR	70	96,387
0.80%, 3/15/22		150	184,784
3.40%, 3/18/24		70	99,343
1.00%, 5/15/26		50	60,355
2.40%, 5/15/30		30	40,371

8	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Ireland (continued)
Ireland Government Bond (continued):
2.00%, 2/18/45	EUR	20	$24,233

			505,473
Israel — 0.4%
Israel Government Bond — Fixed:
2.25%, 5/31/19	ILS	850	250,758
3.75%, 3/31/24		500	166,940
1.75%, 8/31/25		530	152,996
5.50%, 1/31/42		300	126,746

			697,440
Italy — 3.7%
Italy Buoni Poliennali Del Tesoro:
1.35%, 4/15/22	EUR	100	121,488
0.50%, 4/20/23		4,206	5,031,977
4.50%, 5/01/23		270	378,211
0.45%, 5/22/23		43	51,202
5.25%, 11/01/29		150	230,692
1.65%, 3/01/32 (c)		150	158,806
2.25%, 9/01/36 (c)		110	118,982
4.00%, 2/01/37		130	179,067
5.00%, 9/01/40		30	45,948
4.75%, 9/01/44 (c)		100	149,747
3.25%, 9/01/46 (c)		120	142,129

			6,608,249
Japan — 5.1%
Japanese Government CPI Linked Bond:
0.10%, 9/10/24	JPY	437,162	4,032,656
0.10%, 3/10/26		545,213	5,041,490

			9,074,146
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 7/21/25	USD	200	221,460
Lebanon — 1.1%
Lebanon Government International Bond:
6.10%, 10/04/22		674	672,895
6.65%, 4/22/24		230	230,198
6.25%, 11/04/24		365	357,733
6.85%, 3/23/27		745	741,023

			2,001,849
Malaysia — 0.9%
Malaysia Government Bond:
3.66%, 10/15/20	MYR	1,900	453,216
3.80%, 9/30/22		350	83,321
3.96%, 9/15/25		760	179,691
3.90%, 11/30/26		300	70,642

Foreign Agency Obligations		Par (000)	Value
Malaysia (continued)
Malaysia Government Bond (continued):
3.90%, 11/16/27	MYR	820	$193,452
4.50%, 4/15/30		600	144,194
4.25%, 5/31/35		200	46,241
Malaysia Government Investment Issue:
3.58%, 5/15/20		1,000	236,717
4.44%, 5/22/24		700	169,253

			1,576,727
Mexico — 1.6%
Mexican Bonos:
5.75%, 3/05/26	MXN	3,000	153,613
7.50%, 6/03/27		2,200	126,098
10.00%, 11/20/36		9,000	638,145
8.50%, 11/18/38		9,500	594,165
8.00%, 11/07/47		1,000	59,919
Mexico Government International Bond:
2.38%, 4/09/21	EUR	100	126,556
1.88%, 2/23/22		150	185,611
4.00%, 10/02/23	USD	150	158,580
1.63%, 3/06/24	EUR	100	120,997
4.15%, 3/28/27	USD	400	420,420
6.05%, 1/11/40		100	120,000
4.60%, 1/23/46		200	202,000

			2,906,104
Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 1/15/47 (c)	EUR	50	79,914
New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 5/15/21	NZD	140	114,192
2.75%, 4/15/25		100	71,840

			186,032
Norway — 0.0%
Norway Government Bond, 2.00%, 5/24/23 (c)	NOK	600	78,711
Oman — 0.1%
Oman Government International Bond, 3.63%, 6/15/21	USD	200	201,012
Panama — 0.0%
Panama Government International Bond, 6.70%, 1/26/36		50	66,125
Peru — 0.2%
Peru Government Bond:
6.35%, 8/12/28	PEN	430	142,501
6.95%, 8/12/31		330	114,039

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Peru (continued)
Peruvian Government International Bond, 8.75%, 11/21/33	USD	130	$204,620

			461,160
Philippines — 0.7%
Philippine Government Bond:
3.50%, 3/20/21	PHP	16,000	310,921
3.63%, 9/09/25		5,000	93,075
3.63%, 3/21/33		8,500	139,958
8.13%, 12/16/35		3,000	79,003
Philippine Government International Bond:
4.00%, 1/15/21	USD	280	296,968
4.20%, 1/21/24		200	219,581
6.38%, 10/23/34		100	134,547

			1,274,053
Poland — 0.0%
Poland Government International Bond, 1.00%, 9/17/21	CHF	80	86,002
Qatar — 0.2%
Qatar Government International Bond, 3.25%, 6/02/36	USD	300	296,736
Romania — 0.3%
Romania Government Bond:
5.75%, 4/29/20	RON	600	167,738
3.50%, 12/19/22		400	104,001
Romanian Government International Bond:
4.63%, 9/18/20	EUR	80	107,458
6.75%, 2/07/22	USD	100	115,627
2.75%, 10/29/25	EUR	100	127,139

			621,963
Russia — 5.6%
Russian Federal Bond — OFZ:
6.40%, 5/27/20	RUB	36,887	624,567
7.60%, 4/14/21		18,000	314,134
7.50%, 8/18/21		117,385	2,042,613
7.40%, 12/07/22		22,173	383,905
7.75%, 9/16/26		52,740	931,847
8.15%, 2/03/27		173,731	3,161,687
7.05%, 1/19/28		88,515	1,492,782
8.50%, 9/17/31		8,200	153,572
Russian Foreign Bond — Eurobond:
4.88%, 9/16/23	USD	400	435,584
4.75%, 5/27/26		400	424,000

			9,964,691

Foreign Agency Obligations		Par (000)	Value
Saudi Arabia — 1.4%
Saudi Government International Bond (f):
3.63%, 3/04/28	USD	315	$314,200
3.63%, 3/04/28 (c)		2,143	2,137,557

			2,451,757
Singapore — 0.1%
Singapore Government Bond:
2.75%, 7/01/23	SGD	160	123,876
2.38%, 6/01/25		60	45,317
2.75%, 3/01/46		40	30,890

			200,083
Slovenia — 0.0%
Slovenia Government Bond, 2.13%, 7/28/25	EUR	32	42,231
South Africa — 2.2%
Republic of South Africa Government Bond:
10.50%, 12/21/26	ZAR	2,491	206,449
8.25%, 3/31/32		2,200	148,585
6.25%, 3/31/36		6,500	346,203
8.75%, 2/28/48		15,840	1,058,079
Republic of South Africa Government International Bond:
5.50%, 3/09/20	USD	1,294	1,376,205
5.88%, 5/30/22		246	270,092
South Africa Government Bond:
8.88%, 2/28/35	ZAR	4,300	300,088
6.50%, 2/28/41		3,255	170,410

			3,876,111
South Korea — 0.8%
Korea Treasury Bond:
2.75%, 9/10/19	KRW	400,000	355,255
3.38%, 9/10/23		230,000	213,694
2.25%, 6/10/25		200,000	173,857
2.25%, 12/10/25		200,000	173,405
2.13%, 6/10/27		140,000	119,460
4.00%, 12/10/31		140,000	145,671
2.63%, 9/10/35		135,000	122,049
3.00%, 12/10/42		80,000	77,940
2.00%, 3/10/46		70,000	55,985

			1,437,316
Spain — 1.8%
Spain Government Bond:
2.75%, 4/30/19	EUR	160	198,282
5.85%, 1/31/22 (c)		360	529,408
1.95%, 4/30/26 (c)		500	621,449
1.30%, 10/31/26 (c)		100	117,287
1.50%, 4/30/27 (c)		604	713,587
5.75%, 7/30/32		230	399,483
2.35%, 7/30/33 (c)		160	191,536

10	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Spain (continued)
Spain Government Bond (continued):
4.20%, 1/31/37 (c)	EUR	60	$90,471
4.90%, 7/30/40 (c)		50	82,442
4.70%, 7/30/41 (c)		140	226,062

			3,170,007
Sri Lanka — 0.0%
Sri Lanka Government Bonds, 11.50%, 8/01/26	LKR	5,000	34,820
Sweden — 0.2%
Sweden Government Bond:
3.50%, 6/01/22	SEK	1,100	157,149
1.00%, 11/12/26		960	121,066
3.50%, 3/30/39		250	40,980

			319,195
Thailand — 0.8%
Thailand Government Bond:
5.63%, 1/12/19	THB	2,500	78,898
3.65%, 12/17/21		14,500	469,935
3.85%, 12/12/25		11,000	369,912
4.26%, 12/12/37		11,000	386,568
4.68%, 6/29/44		2,000	76,113

			1,381,426
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	118	146,433
Turkey — 4.2%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	200	200,089
Turkey Government Bond:
8.50%, 7/10/19	TRY	400	107,046
9.20%, 9/22/21		5,035	1,333,665
9.50%, 1/12/22		500	133,983
11.00%, 3/02/22		5,661	1,598,385
8.80%, 9/27/23		2,080	534,748
8.00%, 3/12/25		900	217,991
Turkey Government International Bond:
5.88%, 4/02/19	EUR	70	89,062
7.00%, 6/05/20 (g)	USD	808	882,255
5.13%, 3/25/22 (g)		760	795,780
7.38%, 2/05/25 (g)		625	725,969
6.00%, 3/25/27 (g)		630	676,267
5.75%, 5/11/47		200	196,616

			7,491,856
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 2.13%, 5/3/21		200	199,912

Foreign Agency Obligations		Par (000)	Value
United Kingdom — 3.0%
United Kingdom Gilt:
1.75%, 9/07/22	GBP	200	$280,572
0.75%, 7/22/23		280	371,472
4.50%, 9/07/34		250	468,163
1.75%, 9/07/37		60	78,233
4.75%, 12/07/38		30	60,276
4.25%, 9/07/39		150	284,938
4.25%, 12/07/40		170	326,961
3.25%, 1/22/44		165	280,074
3.50%, 1/22/45		1,081	1,923,849
1.50%, 7/22/47		250	303,533
4.25%, 12/07/49		110	231,534
3.75%, 7/22/52		110	219,726
4.25%, 12/07/55		90	202,413
4.00%, 1/22/60		20	44,671
2.50%, 7/22/65		90	150,482
3.50%, 7/22/68		60	128,282

			5,355,179
Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 6/18/50	USD	100	105,500
Total Foreign Agency Obligations — 54.6%			97,670,059

Investment Companies		Shares
United States — 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF (p)		6,665	775,939
PowerShares QQQ Trust Series 1		7,009	1,018,150
SPDR Barclays High Yield Bond ETF		96,260	3,592,050
Total Investment Companies — 3.0%			5,386,139

Municipal Bonds		Par (000)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (c)	USD	180	193,266
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34		700	870,695

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Municipal Bonds		Par (000)	Value
New York City Water & Sewer System, Refunding RB, Fiscal 2014, Series CC-1, 5.00%, 6/15/47	USD	160	$182,339
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34		700	786,394
Port Authority of New York & New Jersey, ARB, Consolidated, 168th Series, 4.93%, 10/01/51		20	24,024
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40		50	78,092
State of Illinois, GO, Pension, 5.10%, 6/01/33		50	50,536
University of California, RB, General, Series AQ, 4.77%, 5/15/15		21	21,947
Total Municipal Bonds — 1.2%			2,207,293

Non-Agency Mortgage-Backed Securities
Cayman Islands — 0.1%
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 2.67%, 6/15/27 (c)(d)(k)		130	130,221
United States — 4.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37 (b)(c)	USD	250	238,565
BXP Trust, Series 2017-CC (b)(c)(k):
Class D, 3.67%, 8/13/37		110	109,010
Class E, 3.67%, 8/13/37		220	211,750
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(c)		30	22,114

Non-Agency Mortgage-Backed Securities		Par (000)	Value
United States (continued)
Chicago Skyscraper Trust, Series 2017 (c)(d):
Class D, (1 mo. LIBOR + 2.25%), 3.73%, 2/15/30	USD	100	$101,003
Class E, (1 mo. LIBOR + 3.30%), 4.53%, 2/15/30		470	474,711
Class F, (1 mo. LIBOR + 4.10%), 5.33%, 2/15/30		130	131,303
Citigroup Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.28%, 11/15/49 (b)		250	248,753
Series 2016-GC36, Class A5, 3.62%, 2/10/49		375	389,156
Series 2016-GC37, Class D, 2.79%, 4/10/49 (c)		365	281,236
Series 2016-P6, Class C, 4.43%, 12/10/49 (b)		265	264,837
Citigroup Commercial Mortgage Trust 2015-P1, Series 2015-P1, Class A5, 3.72%, 9/15/48		375	393,585
COMM 2017-DLTA Mortgage Trust, Series 2017-DLTA, Class E, 3.21%, 8/15/32 (b)(c)(f)		220	216,571
COMM Mortgage Trust, Series 2016-DC2 (b):
Class B, 4.80%, 2/10/49		100	106,057
Class C, 4.80%, 2/10/49		100	98,007
Commercial Mortgage Trust:
Series 2014-CR21, Class A3, 3.53%, 12/10/47		375	388,139
Series 2017-DLTA, Class F, 3.83%, 8/15/32 (b)(c)(f)		230	225,335
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class B, 4.25%, 8/15/48 (b)		250	258,475
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49		375	370,085
GS Mortgage Securities Corp. Trust, Series 2017-500K (c)(d):
Class D, (1 mo. LIBOR + 1.30%), 2.53%, 7/15/32		90	90,055
Class E, (1 mo. LIBOR + 1.50%), 2.73%, 7/15/32		120	120,110
Class F, (1 mo. LIBOR + 1.80%), 3.03%, 7/15/32		90	90,138
Class G, (1 mo. LIBOR + 2.50%), 3.73%, 7/15/32		50	50,015
GS Mortgage Securities Trust, Series 2017-GS7 (c):
Class D, 3.00%, 8/10/50		225	191,901
Class E, 3.00%, 8/10/50		180	146,228

12	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Non-Agency Mortgage-Backed Securities		Par (000)	Value
United States (continued)
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (1 mo. LIBOR + 5.60%), 6.83%, 9/15/28 (c)(d)	USD	341	$346,380
MAD Mortgage Trust, Series 2017-330M (b)(c):
Class D, 4.11%, 8/15/34		110	111,048
Class E, 4.17%, 8/15/34 (k)		130	127,110
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, Series 2014-C16, Class A5, 3.89%, 6/15/47		375	396,054
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, Series 2015-C25, Class A5, 3.64%, 10/15/48		400	417,321
Olympic Tower Mortgage Trust, Series 2017-OT (b)(c):
Class D, 4.08%, 5/10/39		130	130,144
Class E, 4.08%, 5/10/39		160	153,317
VNDO Mortgage Trust, Series 2015-350P, Class E, 4.03%, 1/10/35 (b)(c)		275	265,258

			7,163,771
Total Non-Agency Mortgage-Backed Securities — 4.1%			7,293,992

Preferred Securities
Capital Trusts
Australia — 0.2%
Westpac Banking Corp., 5.00% (b)(l)		525	524,433
Canada — 0.1%
TransCanada PipeLines Ltd., 3.53% (e)		100	92,469
France — 0.1%
TOTAL SA, 2.63% (e)(l)		100	119,815
Luxembourg — 0.1%
SES SA, 4.63% (e)(l)		100	126,570
Netherlands — 0.3%
ABN AMRO Bank NV, 4.75% (b)(f)(l)		200	236,952
Repsol International Finance BV, 4.50% (e)		100	127,846
TenneT Holding BV, 3.00% (e)(l)		100	121,559
Volkswagen International Finance NV, 2.70% (e)(l)		100	117,348

			603,705
New Zealand — 0.1%
EFG International AG, 5.00% (e)		200	206,629

Capital Trusts		Par (000)	Value
Switzerland — 0.1%
UBS Group AG, 7.00% (e)(l)	USD	200	$224,520
United Kingdom — 0.3%
Centrica PLC, Series ., 3.00% (e)		100	121,990
HSBC Holdings PLC, 6.00% (e)(l)		200	209,180
SSE PLC, 4.75% (e)		200	207,486

			538,656
Total Preferred Securities — 1.3%			2,436,797

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 4.69%, 10/25/29 (d)		500	528,678
Mortgage-Backed Securities — 22.3%
Fannie Mae Mortgage-Backed Securities (g):
2.50%, 7/01/30 - 10/01/32 (m)		498	501,895
3.00%, 10/01/30 - 10/01/47 (m)		10,139	10,203,132
3.50%, 7/01/29 - 10/01/47 (m)		7,345	7,581,658
4.00%, 4/01/29 - 10/01/47 (f)(m)		3,966	4,189,226
4.50%, 12/01/18 - 10/01/47 (m)		662	714,240
5.00%, 9/01/35 - 5/01/42		295	322,391
5.50%, 12/01/38		204	228,361
6.00%, 7/01/39 - 11/13/47 (m)		207	232,387
6.50%, 11/01/38		32	36,087
Freddie Mac Mortgage-Backed Securities (g):
2.50%, 2/01/24 - 10/01/32 (m)		382	384,258
3.00%, 10/01/32 - 4/01/47 (m)		4,577	4,605,846
3.50%, 10/01/32 - 10/01/47 (m)		2,573	2,659,165
4.00%, 8/01/40 - 10/01/47 (f)(m)		1,191	1,263,521
4.50%, 9/01/40 - 10/01/47 (m)		233	249,497
5.00%, 5/01/38 - 5/01/39		91	100,086
5.50%, 1/01/39		60	67,329
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/01/47 (m)	USD	2,783	2,821,701
3.50%, 1/15/42 - 10/01/47 (g)(m)		1,830	1,903,646
4.00%, 10/20/40 - 11/01/47 (g)(m)		1,309	1,378,418
4.50%, 10/20/44 - 10/01/47 (g)(m)		334	356,228
5.00%, 10/20/44 (g)		99	106,377

			39,905,449
Total U.S. Government Sponsored Agency Securities — 22.6%			40,434,127

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
0.38%, 1/15/27 (g)	USD	1,860	$1,837,508
1.00%, 2/15/46 (g)		744	754,603
0.88%, 2/15/47		735	724,508
U.S. Treasury Notes:
1.75%, 11/30/21		5	4,983
1.88%, 2/28/22		500	500,156
1.38%, 8/31/23		75	72,167
Total U.S. Treasury Obligations — 2.2%			3,893,925

Warrants		Shares
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000	12,000
Total Long-Term Investments (Cost — $211,081,986) — 120.3%			215,343,814

Short-Term Securities		Par (000)
Borrowed Bond Agreements (n) — 4.1%
Barclays Bank PLC, 0.10%, Open (Purchased on 12/05/16 to be repurchased at GBP 486,541 collateralized by a Foreign Agency Obligation, 0.75%, 11/22/47, par and fair values of GBP 269,000 and $665,189, respectively)	GBP	486	651,479
BNP Paribas SA, 0.17%, Open (Purchased on 4/25/17 to be repurchased at GBP 912,490 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/46, par and fair values of GBP 552,000 and $1,155,841, respectively)		912	1,221,744
Citigroup Global Markets, (0.75%), Open (Purchased on 5/22/17 to be repurchased at EUR 27,970 collateralized by a Foreign Agency Obligation, 3.150%, 6/20/44, par and fair values of EUR 20,000 and $32,401, respectively)	EUR	28	31,631

Borrowed Bond Agreements (n)		Par (000)	Value
Citigroup Global Markets, 0.17%, Open (Purchased on 11/04/16 to be repurchased at GBP 621,163 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/26, par and fair values of GBP 500,000 and $829,739, respectively)	GBP	620	$830,761
Citigroup Global Markets, 0.17%, Open (Purchased on 9/23/16 to be repurchased at GBP 624,094 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/26, par and fair values of GBP 500,000 and $829,739, respectively)		623	834,954
Citigroup Global Markets, 0.18%, Open (Purchased on 10/11/16 to be repurchased at GBP 1,275,253 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/26, par and fair values of GBP 1,000,000 and $1,659,478, respectively)		1,273	1,706,355
Citigroup Global Markets, 0.17%, Open (Purchased on 3/15/17 to be repurchased at GBP 213,200 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/26, par and fair values of GBP 170,000 and $282,111, respectively)		213	259,936
Citigroup Global Markets, 0.15%, Open (Purchased on 6/26/17 to be repurchased at GBP 1,230,492 collateralized by a Foreign Agency Obligation, 0.125%, 3/22/26, par and fair values of GBP 980,000 and $1,626,289, respectively)		1,230	1,648,853
Barclays Bank PLC, (0.55)%, Open (Purchased on 9/28/17 to be repurchased at EUR 486,541 collateralized by a Foreign Agency Obligation, 0.75%, 11/22/47, par and fair values of EUR 160,000 and $187,301, respectively)	EUR	158	187,105
Total Borrowed Bond Agreements — 4.1%			7,372,818

14	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Money Market Funds — 2.8%		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (o)(p)		5,093,465	$5,093,465
Total Short-Term Securities (Cost — $12,054,852) — 6.9%			12,466,283
Options Purchased (Cost — $1,273,938) — 0.5%			855,885
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $224,410,776) — 127.7%			228,665,982

Borrowed Bonds		Par (000)
Italy Buoni Poliennali Del Tesoro, 2.05%, 8/01/27	USD	(160)	(187,301)
Kingdom of Belgium Government Bond, 1.00%, 6/22/31 (c)		(110)	(128,099)
Republic of Austria Government Bond, 3.15%, 6/20/44 (c)		(20)	(32,401)
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/26		(3,329)	(5,227,356)
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/46		(552)	(1,155,841)
United Kingdom Gilt Inflation Linked, 0.75%, 11/22/47		(269)	(665,189)
Total Borrowed Bonds (Proceeds — $7,069,176) — (4.1)%			(7,396,187)

TBA Sale Commitments (m)		Par (000)	Value
Mortgage-Backed Securities — (6.7%)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/32	USD	15	$(15,102)
3.00%, 10/01/32 - 10/01/47		261	(264,956)
3.50%, 10/01/32 - 10/01/47		3,959	(4,081,737)
4.00%, 10/01/32 - 10/01/47		2,562	(2,697,446)
4.50%, 10/01/47		213	(228,642)
5.00%, 10/01/47		85	(92,717)
5.50%, 10/01/47		25	(27,662)
6.00%, 10/01/47		61	(68,692)
Freddie Mac Mortgage-Backed Securities:
3.50%, 10/01/32		75	(78,354)
3.00%, 10/01/47		3,417	(3,429,855)
4.00%, 10/01/47		497	(523,287)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 10/01/47		507	(533,915)
Total TBA Sale Commitments (Proceeds — $12,077,822) — (6.7)%			(12,042,365)
Options Written (Premiums Received — $357,128) — (0.1)%			(253,309)
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $204,906,650) — 116.8%			208,974,121
Liabilities in Excess of Other Assets — (16.8)%			(29,990,282)

Net Assets — 100.0%			$178,983,839

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Floating rate security. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(f)	When-issued security.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Amount is less than $500.

(i)	Zero-coupon bond.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(l)	Perpetual security with no stated maturity date.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$1,197,966	$4,933
Barclays Bank PLC	$113,052	$(3)
BNP Securities SA	$(105,289)	$375
Citigroup Global Markets, Inc.	$1,822,006	$(6,802)
Credit Suisse Securities (USA) LLC	$1,718,223	$(3,297)
Daiwa Securities America, Inc.	$311,813	$(563)
Goldman Sachs & Co.	$994,655	$(9,092)
J.P. Morgan Securities LLC	$2,817,967	$(34,546)
Jefferies & Co.	$613,437	$(3,688)
Mizuho Securities (USA) Inc.	$174,498	$(74)
Morgan Stanley & Co. LLC	$419,245	$(519)
Nomura Securities International, Inc.	$58,394	$5
RBC Capital Markets	$422,668	$(2,450)
Wells Fargo Securities LLC	$(344,437)	$2,620

(n)	The amount to be repurchased assumes the maturity will be the day after period end.

(o)	Annualized 7-day yield as of period end.

(p)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	655,785	4,437,680	[1]	—	5,093,465	$5,093,465	$12,052	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	—		—	6,665	775,939	23,698	—	$51,971
iShares MSCI Emerging Markets ETF	—	11,000		(11,000)	—	—	2,109	$13,417	—
iShares iBoxx $ High Yield Corporate Bond ETF	9,800	—		(9,800)	—	—	5,588	25,946	—
Total						$5,869,404	$43,447	$39,363	$51,971

[1] Represents net shares purchased.
[2] Includes net capital gain distributions, if applicable.

16	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)	EUR	Euro	OTC	Over-the-Counter
ARB	Airport Revenue Bonds	FHLMC	Federal Home Loan Mortgage Corp.	PLN	Polish Zloty
ARS	Argentine Peso	FNMA	Federal National Mortgage Association	RB	Revenue Bonds
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	GO	General Obligation Bonds	SEK	Swedish Krona
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish Lira
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwan Dollar
CLP	Chilean Peso	KRW	South Korean Won	USD	U.S. Dollar
CNY	Chinese Renminbi	LIBOR	London Interbank Offered Rate	ZAR	South African Rand
COP	Colombian Peso	MXN	Mexican Peso

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	1.18%	3/23/17	Open	$568,575	$570,917	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.25%	8/02/17	Open	748,800	750,200	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.55%	8/02/17	Open	282,750	283,480	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	105,000	105,068	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	46,000	46,030	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	38,000	38,025	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	40,000	40,026	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	42,000	42,027	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	37,000	37,024	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	42,000	42,027	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	38,000	38,025	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	38,000	38,025	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	36,000	36,023	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	48,000	48,031	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	693,000	693,450	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	142,000	142,092	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	62,000	62,040	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	50,000	50,033	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	308,000	308,200	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	84,000	84,055	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	64,000	64,042	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	120,000	120,078	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	65,000	65,042	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	51,000	51,033	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	120,000	120,078	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	65,000	65,042	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	223,000	223,145	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	240,000	240,156	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	124,000	124,081	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	167,000	167,109	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	220,000	220,143	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	299,000	299,194	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	58,000	58,038	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	97,000	97,063	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	61,000	61,040	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	60,000	60,039	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	71,000	71,046	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	107,000	107,070	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	92,000	92,060	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	123,000	123,080	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	800,000	800,520	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	86,000	86,056	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	126,000	126,082	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	1,060,000	1,060,689	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	123,000	123,080	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	212,000	212,138	U.S. Treasury Obligations	Up to 30 Days

18	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	$636,000	$636,413	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	109,000	109,071	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	96,000	96,062	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	62,000	62,040	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	186,000	186,121	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	99,000	99,064	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	107,000	107,070	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	51,000	51,033	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	123,000	123,080	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	1,184,000	1,184,770	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	51,000	51,033	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	51,000	51,033	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	122,000	122,079	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	846,000	846,550	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	92,000	92,060	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	65,000	65,042	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	171,000	171,111	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas S.A.	1.30%	9/11/17	10/12/17	578,000	578,376	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	31,000	31,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	25,000	25,010	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	31,000	31,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	43,000	43,018	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	120,000	120,049	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	27,000	27,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	26,000	26,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	34,000	34,014	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	42,000	42,017	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	25,000	25,010	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	31,000	31,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	38,000	38,015	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	30,000	30,012	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	34,000	34,014	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	33,000	33,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	25,000	25,010	U.S. Treasury Obligations	Up to 30 Days

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	$26,000	$26,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	103,000	103,042	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	28,000	28,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	395,000	395,161	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	33,000	33,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	167,000	167,068	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	25,000	25,010	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	27,000	27,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	25,000	25,010	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	27,000	27,011	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	35,000	35,014	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	32,000	32,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	159,000	159,065	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	24,000	24,010	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	160,000	160,065	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	35,000	35,014	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	43,000	43,017	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	214,000	214,087	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	72,000	72,029	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	32,000	32,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	317,000	317,129	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	101,000	101,041	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	32,000	32,013	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.33%	9/20/17	10/17/17	1,023,000	1,023,416	U.S. Treasury Obligations	Up to 30 Days
Credit Suisse Securities (USA) LLC	1.75%	9/21/17	Open	387,773	387,961	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.75%	9/21/17	Open	380,700	380,885	U.S. Treasury Obligations	Open/Demand[1]

20	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	1.80%	9/21/17	Open	$676,200	$676,538	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.75%	9/21/17	Open	332,999	333,161	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.80%	9/21/17	Open	747,263	747,636	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.80%	9/21/17	Open	847,624	848,048	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	1.80%	9/21/17	Open	615,724	616,032	U.S. Treasury Obligations	Open/Demand[1]
Total				$20,630,408	$20,645,728

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bonds	34	December 2017	$3,388	$(45,837)
10-Year Canadian Bond	19	December 2017	$2,060	(31,534)
2-Year U.S. Treasury Note	26	December 2017	$5,608	(1,249)
5-Year U.S. Treasury Note	37	December 2017	$4,348	(1,610)
DAX Index	2	December 2017	$756	15,729
Euro Stoxx 50 Index	6	December 2017	$254	5,286
Long U.S. Treasury Bond	2	December 2017	$306	(9,753)
Russell 2000 E-Mini Index	8	December 2017	$597	31,317
3-Month EURIBOR	8	March 2018	$2,371	(8)
90-Day Australian Bank Bill	2	March 2018	$1,562	(195)
90-Day Euro Dollar	7	March 2018	$1,722	(739)
90-Day Sterling Future	13	March 2018	$2,163	(3,104)
90-Day Sterling Future	13	June 2018	$2,161	(14)
90-Day Euro Dollar	33	December 2018	$8,096	(10,688)

				(52,399)

Short Contracts
CBOE Volatility Index	(6)	October 2017	$70	4,335
10-Year Japanese Government Treasury Bonds	(3)	December 2017	$4,008	26,652
10-Year U.S. Treasury Note	(357)	December 2017	$44,737	367,957
10-Year U.S. Ultra Long Treasury Note	(47)	December 2017	$6,313	75,110
3-Year Australian Treasury Bonds	(5)	December 2017	$435	(301)
Euro BOBL	(29)	December 2017	$4,496	7,844
Euro Bund	(24)	December 2017	$4,567	12,874
Euro OAT	(34)	December 2017	$6,234	30,812
German Euro Schatz	(5)	December 2017	$663	34
Long Term Euro BTP	(47)	December 2017	$7,497	33,485
S&P 500 E-Mini Index	(36)	December 2017	$4,529	(24,812)
Short Term Euro BTP	(57)	December 2017	$7,598	(9,833)
UK Long Gilt Bond	(12)	December 2017	$1,992	17,060

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	(5)	December 2017	$826	$9,680
90-Day Sterling Future	(13)	December 2018	$2,158	(232)
3-Month EURIBOR	(8)	March 2019	$2,367	(67)
90-Day Euro Dollar	(88)	March 2019	$21,580	(39,560)
90-Day Australian Bank Bill	(2)	March 2019	$1,560	456
90-Day Sterling Future	(13)	March 2019	$2,157	3,923

				515,417
Total				$463,018

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,394,325	USD	440,128	BNP Paribas S.A.	10/03/17	$118
BRL	95,175	USD	30,000	Deutsche Bank AG	10/03/17	51
BRL	1,332,576	USD	420,000	Goldman Sachs International	10/03/17	749
USD	450,000	BRL	1,394,325	BNP Paribas S.A.	10/03/17	9,754
USD	432,000	CLP	276,048,000	Deutsche Bank AG	10/05/17	719
COP	2,086,378,260	USD	706,000	Credit Suisse International	10/06/17	4,190
COP	1,096,620,000	USD	373,000	Deutsche Bank AG	10/06/17	282
ARS	7,120,000	USD	400,000	Citibank N.A.	10/10/17	9,696
ARS	1,068,000	USD	60,000	BNP Paribas S.A.	10/11/17	1,420
ARS	1,190,590	USD	67,000	BNP Paribas S.A.	10/11/17	1,470
EUR	380,000	USD	449,169	HSBC Bank USA N.A.	10/11/17	148
TRY	478,178	USD	133,503	BNP Paribas S.A.	10/11/17	346
TRY	391,758	USD	109,429	Barclays Bank PLC	10/11/17	230
TRY	1,434,085	USD	400,000	HSBC Bank USA N.A.	10/11/17	1,421
TRY	109,738	USD	30,640	Royal Bank of Scotland PLC	10/11/17	77
TRY	391,801	USD	109,429	UBS AG	10/11/17	242
USD	455,304	EUR	380,000	BNP Paribas S.A.	10/11/17	5,987
USD	1,442,246	EUR	1,211,802	Goldman Sachs International	10/11/17	9,396
USD	380,000	MXN	6,927,020	Goldman Sachs International	10/11/17	125
USD	441,000	TWD	13,159,440	JPMorgan Chase Bank N.A.	10/11/17	7,839
RUB	5,847,900	USD	101,000	Credit Suisse International	10/13/17	300
USD	282,892	AUD	358,400	Barclays Bank PLC	10/13/17	1,792
USD	20,405	AUD	25,600	Deutsche Bank AG	10/13/17	327
USD	326,000	ZAR	4,255,786	Goldman Sachs International	10/13/17	12,173
RUB	34,161,000	USD	590,000	Bank of America N.A.	10/18/17	887
USD	489,000	CAD	607,683	Bank of America N.A.	10/18/17	1,920
RUB	27,124,812	USD	468,000	Citibank N.A.	10/20/17	908
USD	3,764,874	TRY	13,120,399	Royal Bank of Scotland PLC	10/20/17	101,900
USD	1,261,209	MXN	23,035,609	Royal Bank of Scotland PLC	10/23/17	392
USD	442,569	TRY	1,547,000	BNP Paribas S.A.	10/23/17	11,052
USD	77,696	IDR	1,044,465,960	BNP Paribas S.A.	10/26/17	302
USD	446,047	IDR	5,998,441,481	BNP Paribas S.A.	10/26/17	1,570
USD	551,533	IDR	7,394,957,442	BNP Paribas S.A.	10/26/17	3,576
USD	650,313	IDR	8,747,359,664	BNP Paribas S.A.	10/26/17	2,144
USD	937,753	IDR	12,602,467,284	BNP Paribas S.A.	10/26/17	3,926
USD	163,712	IDR	2,204,055,096	Citibank N.A.	10/26/17	394
USD	2,212,692	IDR	29,743,000,000	Deutsche Bank AG	10/26/17	8,772

22	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,439	IDR	462,895,708	Goldman Sachs International	10/26/17	$139
USD	40,025	IDR	538,656,768	Goldman Sachs International	10/26/17	111
USD	85,185	IDR	1,146,420,616	Goldman Sachs International	10/26/17	237
USD	122,841	IDR	1,653,198,812	Goldman Sachs International	10/26/17	341
USD	183,732	IDR	2,463,847,499	Goldman Sachs International	10/26/17	1,164
USD	37	IDR	495,264	JPMorgan Chase Bank N.A.	10/26/17	—
USD	74,870	IDR	1,008,127,944	JPMorgan Chase Bank N.A.	10/26/17	169
USD	554,026	IDR	7,431,153,456	JPMorgan Chase Bank N.A.	10/26/17	3,387
USD	205,293	IDR	2,769,192,800	UBS AG	10/26/17	99
USD	120,432	EUR	100,887	HSBC Bank USA N.A.	10/27/17	1,042
USD	121,657	EUR	101,428	JPMorgan Chase Bank N.A.	10/27/17	1,627
USD	132,850	EUR	110,671	JPMorgan Chase Bank N.A.	10/27/17	1,881
AUD	476,000	USD	372,227	Bank of America N.A.	11/08/17	991
USD	50,000	JPY	5,581,910	Citibank N.A.	11/14/17	301
USD	75,000	JPY	8,348,175	Goldman Sachs International	11/14/17	672
USD	75,000	JPY	8,376,345	Morgan Stanley & Co. International PLC	11/14/17	421
USD	75,000	JPY	8,376,345	Morgan Stanley & Co. International PLC	11/14/17	421
CAD	1,339	USD	1,062	Barclays Bank PLC	11/15/17	12
CAD	20,000	USD	15,820	Barclays Bank PLC	11/15/17	214
CAD	28,661	USD	22,717	Deutsche Bank AG	11/15/17	259
EUR	734,516	CHF	840,000	Morgan Stanley & Co. International PLC	11/15/17	236
EUR	29,416	SEK	278,984	Bank of America N.A.	11/15/17	513
EUR	2,215	SEK	21,016	Barclays Bank PLC	11/15/17	38
EUR	63,277	SEK	600,000	Barclays Bank PLC	11/15/17	1,118
EUR	73,699	SEK	700,000	Citibank N.A.	11/15/17	1,157
EUR	50,960	USD	59,908	Barclays Bank PLC	11/15/17	459
EUR	349,040	USD	410,286	Citibank N.A.	11/15/17	3,186
GBP	45,648	USD	58,715	Bank of America N.A.	11/15/17	2,535
GBP	1,485,000	USD	1,930,530	Bank of America N.A.	11/15/17	61,995
GBP	14,352	USD	18,461	Barclays Bank PLC	11/15/17	795
GBP	20,000	USD	25,701	Barclays Bank PLC	11/15/17	1,134
GBP	20,000	USD	25,831	Barclays Bank PLC	11/15/17	1,005
GBP	50,000	USD	64,651	Barclays Bank PLC	11/15/17	2,437
GBP	170,000	USD	220,834	Barclays Bank PLC	11/15/17	7,267
GBP	20,000	USD	25,711	UBS AG	11/15/17	1,124
JPY	9,000,000	USD	80,082	JPMorgan Chase Bank N.A.	11/15/17	54
PLN	1,650,000	EUR	380,781	BNP Paribas S.A.	11/15/17	1,093
RUB	8,975,000	USD	146,543	Morgan Stanley & Co. International PLC	11/15/17	7,892
SEK	200,000	EUR	20,706	Deutsche Bank AG	11/15/17	85
SEK	200,000	EUR	20,775	Deutsche Bank AG	11/15/17	3
TRY	170,000	USD	46,939	Bank of America N.A.	11/15/17	167
TRY	280,000	USD	77,066	JPMorgan Chase Bank N.A.	11/15/17	520
USD	404,396	CHF	385,000	Morgan Stanley & Co. International PLC	11/15/17	5,706
USD	195,518	EUR	165,000	Barclays Bank PLC	11/15/17	60
USD	414,735	EUR	350,000	Barclays Bank PLC	11/15/17	126
USD	676,402	EUR	560,000	Barclays Bank PLC	11/15/17	13,027

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	203,493	GBP	150,000	Bank of America N.A.	11/15/17	$2,228
USD	40,521	GBP	30,000	Barclays Bank PLC	11/15/17	268
USD	208,269	GBP	155,000	Barclays Bank PLC	11/15/17	295
USD	165,619	JPY	18,000,000	Bank of America N.A.	11/15/17	5,348
USD	101,352	JPY	11,000,000	Barclays Bank PLC	11/15/17	3,408
USD	101,384	JPY	11,000,000	Citibank N.A.	11/15/17	3,441
USD	111,180	JPY	12,000,000	Citibank N.A.	11/15/17	4,333
USD	82,901	JPY	9,000,000	Deutsche Bank AG	11/15/17	2,766
USD	27,968	MXN	500,000	Citibank N.A.	11/15/17	702
USD	33,525	MXN	600,000	Citibank N.A.	11/15/17	806
USD	1,033,139	RUB	59,530,000	Citibank N.A.	11/15/17	8,793
USD	1,202,152	RUB	69,502,427	Citibank N.A.	11/15/17	6,208
USD	1,291,274	RUB	74,655,000	Citibank N.A.	11/15/17	6,669
USD	2,066,446	RUB	118,925,000	Citibank N.A.	11/15/17	20,077
USD	24,549	TRY	85,000	HSBC Bank USA N.A.	11/15/17	996
USD	56,287	TRY	195,000	HSBC Bank USA N.A.	11/15/17	2,254
USD	172,848	ZAR	2,329,353	Bank of America N.A.	11/17/17	2,038
USD	368,123	ZAR	4,893,951	Deutsche Bank AG	11/17/17	9,253
USD	863,809	ZAR	11,590,068	Deutsche Bank AG	11/17/17	13,916
ARS	3,969,160	USD	221,000	Citibank N.A.	11/21/17	2,245
USD	221,000	ARS	3,665,639	Citibank N.A.	11/21/17	14,826
EUR	570,000	USD	675,504	State Street Bank and Trust Co.	12/20/17	1,110
JPY	379,637,269	EUR	2,846,501	Bank of America N.A.	12/20/17	7,729
USD	288,000	CAD	354,199	Australia and New Zealand Bank Group	12/20/17	3,988
USD	2,546,412	CAD	3,125,000	Bank of America N.A.	12/20/17	40,652
USD	66,716	COP	195,400,000	JPMorgan Chase Bank N.A.	12/20/17	754
USD	142,485	EUR	120,000	Citibank N.A.	12/20/17	40
USD	537,989	EUR	450,000	HSBC Bank USA N.A.	12/20/17	3,820
USD	246,148	EUR	205,000	JPMorgan Chase Bank N.A.	12/20/17	2,804
USD	5,406,737	EUR	4,500,000	JPMorgan Chase Bank N.A.	12/20/17	65,042
USD	5,270,534	EUR	4,390,000	State Street Bank and Trust Co.	12/20/17	59,415
USD	14,974,440	EUR	12,472,700	State Street Bank and Trust Co.	12/20/17	168,807
USD	40,588	GBP	30,000	Bank of America N.A.	12/20/17	292
USD	68,030	GBP	50,000	Barclays Bank PLC	12/20/17	870
USD	5,759,795	GBP	4,235,000	JPMorgan Chase Bank N.A.	12/20/17	71,288
USD	1,297,463	IDR	17,325,020,000	Morgan Stanley & Co. International PLC	12/20/17	21,065
USD	4,834,512	JPY	538,140,000	Barclays Bank PLC	12/20/17	33,900
USD	15,748,868	JPY	1,742,565,000	Citibank N.A.	12/20/17	203,883
USD	900,000	JPY	99,702,270	Goldman Sachs International	12/20/17	10,581
USD	543,000	JPY	60,665,589	HSBC Bank USA N.A.	12/20/17	1,818
USD	12,968,082	JPY	1,439,742,789	State Street Bank and Trust Co.	12/20/17	124,498
USD	25,552	TRY	90,000	Citibank N.A.	12/20/17	859
USD	36,474	ZAR	490,000	State Street Bank and Trust Co.	12/20/17	728
TRY	5,947,838	USD	1,543,009	BNP Paribas S.A.	6/25/18	8,497
TRY	14,141,162	USD	3,653,339	BNP Paribas S.A.	6/25/18	35,414
USD	414,590	TRY	1,547,000	BNP Paribas S.A.	6/25/18	11,051

						1,323,590

USD	30,043	BRL	95,175	Deutsche Bank AG	10/03/17	(8)
USD	420,636	BRL	1,332,576	Goldman Sachs International	10/03/17	(113)
CLP	270,086,400	USD	432,000	Royal Bank of Scotland PLC	10/05/17	(10,033)

24	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	353,000	COP	1,053,705,000	BNP Paribas S.A.	10/06/17	$(5,674)
USD	353,000	COP	1,053,705,000	BNP Paribas S.A.	10/06/17	(5,674)
USD	20,000	COP	59,163,200	Royal Bank of Scotland PLC	10/06/17	(139)
USD	353,000	COP	1,047,280,400	Royal Bank of Scotland PLC	10/06/17	(3,487)
EUR	380,000	USD	456,936	Morgan Stanley & Co. International PLC	10/11/17	(7,619)
MXN	8,129,692	EUR	380,000	Goldman Sachs International	10/11/17	(3,488)
MXN	6,908,932	USD	380,000	Bank of America N.A.	10/11/17	(1,117)
MXN	6,764,048	USD	380,000	Goldman Sachs International	10/11/17	(9,062)
TRY	1,361,305	USD	383,000	BNP Paribas S.A.	10/11/17	(1,951)
TWD	13,393,170	USD	441,000	Bank of America N.A.	10/11/17	(145)
IDR	5,812,380,000	USD	441,000	JPMorgan Chase Bank N.A.	10/12/17	(9,807)
AUD	384,000	USD	307,221	Deutsche Bank AG	10/13/17	(6,042)
USD	101,000	RUB	5,856,990	Deutsche Bank AG	10/13/17	(457)
CAD	426,324	USD	342,300	BNP Paribas S.A.	10/16/17	(590)
TRY	192,083	USD	55,463	Citibank N.A.	10/16/17	(1,775)
TRY	277,257	USD	80,057	Citibank N.A.	10/16/17	(2,562)
TRY	954,042	USD	275,000	Citibank N.A.	10/16/17	(8,339)
TRY	954,415	USD	275,000	Deutsche Bank AG	10/16/17	(8,235)
TRY	155,950	USD	45,019	Goldman Sachs International	10/16/17	(1,430)
TRY	225,101	USD	64,981	Goldman Sachs International	10/16/17	(2,064)
TRY	311,581	USD	90,038	HSBC Bank USA N.A.	10/16/17	(2,949)
TRY	449,742	USD	129,962	HSBC Bank USA N.A.	10/16/17	(4,256)
TRY	293,252	USD	84,480	Royal Bank of Scotland PLC	10/16/17	(2,514)
CAD	603,136	USD	489,000	BNP Paribas S.A.	10/18/17	(5,564)
MXN	4,889,716	USD	275,000	Goldman Sachs International	10/18/17	(7,153)
MXN	4,898,850	USD	275,000	JPMorgan Chase Bank N.A.	10/18/17	(6,653)
MXN	4,899,400	USD	275,000	JPMorgan Chase Bank N.A.	10/18/17	(6,623)
MXN	4,899,736	USD	275,000	UBS AG	10/18/17	(6,604)
TRY	2,396,041	EUR	578,000	Deutsche Bank AG	10/18/17	(14,367)
TRY	909,887	USD	261,184	BNP Paribas S.A.	10/23/17	(7,382)
USD	1,640,557	TRY	5,947,838	BNP Paribas S.A.	10/23/17	(18,523)
USD	3,885,468	TRY	14,141,162	BNP Paribas S.A.	10/23/17	(59,043)
ZAR	2,947,708	USD	228,400	Bank of America N.A.	10/23/17	(11,383)
MXN	13,503,900	USD	760,000	Goldman Sachs International	10/25/17	(21,124)
IDR	17,540,378,000	USD	1,302,181	Goldman Sachs International	10/26/17	(2,460)
USD	204,943	IDR	2,769,190,000	Bank of America N.A.	10/26/17	(251)
IDR	18,926,850,000	USD	1,425,000	BNP Paribas S.A.	10/27/17	(22,661)
RUB	18,946,592	USD	328,000	JPMorgan Chase Bank N.A.	10/27/17	(1,137)
USD	328,000	RUB	19,207,680	Deutsche Bank AG	10/27/17	(3,367)
CLP	274,644,000	USD	432,000	Credit Suisse International	11/03/17	(3,174)
CLP	276,194,880	USD	432,000	Deutsche Bank AG	11/03/17	(752)
USD	373,000	COP	1,100,536,500	Deutsche Bank AG	11/03/17	(238)
USD	357,078	AUD	456,000	Goldman Sachs International	11/06/17	(467)
CAD	60,000	USD	49,287	Bank of America N.A.	11/15/17	(1,187)
CAD	180,000	USD	145,330	Barclays Bank PLC	11/15/17	(1,029)
CAD	1,100,000	USD	891,338	HSBC Bank USA N.A.	11/15/17	(9,500)
CHF	390,000	EUR	344,089	Bank of America N.A.	11/15/17	(3,739)
CHF	450,000	EUR	394,298	Credit Suisse International	11/15/17	(1,082)
CHF	385,000	USD	402,303	Deutsche Bank AG	11/15/17	(3,613)
EUR	33,719	GBP	30,000	BNP Paribas S.A.	11/15/17	(310)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	35,098	USD	41,838	Bank of America N.A.	11/15/17	$(262)
EUR	380,000	USD	455,128	Bank of America N.A.	11/15/17	(4,981)
EUR	165,000	USD	195,518	Barclays Bank PLC	11/15/17	(60)
EUR	305,000	USD	362,938	Barclays Bank PLC	11/15/17	(1,636)
EUR	334,902	USD	399,163	Citibank N.A.	11/15/17	(2,439)
EUR	120,000	USD	142,675	Deutsche Bank AG	11/15/17	(523)
EUR	350,000	USD	420,427	Morgan Stanley & Co. International PLC	11/15/17	(5,818)
EUR	150,000	USD	178,991	UBS AG	11/15/17	(1,301)
GBP	30,000	EUR	34,032	BNP Paribas S.A.	11/15/17	(61)
GBP	54,235	USD	73,420	Bank of America N.A.	11/15/17	(649)
GBP	140,000	USD	189,087	Barclays Bank PLC	11/15/17	(1,239)
GBP	275,000	USD	372,406	Barclays Bank PLC	11/15/17	(3,420)
GBP	170,765	USD	231,156	Deutsche Bank AG	11/15/17	(2,029)
JPY	3,765,000	USD	34,432	Barclays Bank PLC	11/15/17	(909)
JPY	8,000,000	USD	72,390	Barclays Bank PLC	11/15/17	(1,158)
JPY	14,000,000	USD	128,084	Barclays Bank PLC	11/15/17	(3,429)
JPY	56,970,000	USD	522,680	Barclays Bank PLC	11/15/17	(15,423)
JPY	9,000,000	USD	82,235	Citibank N.A.	11/15/17	(2,099)
JPY	7,000,000	USD	64,164	Deutsche Bank AG	11/15/17	(1,837)
MXN	300,000	USD	16,433	Barclays Bank PLC	11/15/17	(73)
MXN	700,000	USD	38,626	Barclays Bank PLC	11/15/17	(454)
MXN	800,000	USD	44,304	Citibank N.A.	11/15/17	(679)
MXN	800,000	USD	44,406	Citibank N.A.	11/15/17	(781)
MXN	130,331	USD	7,244	Deutsche Bank AG	11/15/17	(137)
MXN	400,000	USD	22,182	JPMorgan Chase Bank N.A.	11/15/17	(370)
MXN	400,000	USD	22,195	JPMorgan Chase Bank N.A.	11/15/17	(382)
MXN	800,000	USD	44,331	JPMorgan Chase Bank N.A.	11/15/17	(705)
MXN	429,669	USD	23,890	Royal Bank of Scotland PLC	11/15/17	(460)
RUB	15,977,500	USD	275,000	Deutsche Bank AG	11/15/17	(72)
RUB	15,977,500	USD	275,000	JPMorgan Chase Bank N.A.	11/15/17	(72)
SEK	300,000	EUR	31,387	Barclays Bank PLC	11/15/17	(261)
SEK	300,000	EUR	31,420	Barclays Bank PLC	11/15/17	(300)
SEK	400,000	EUR	41,721	Barclays Bank PLC	11/15/17	(196)
SEK	500,000	EUR	52,449	Barclays Bank PLC	11/15/17	(597)
SEK	119,004	EUR	12,464	Credit Suisse International	11/15/17	(119)
SEK	600,000	EUR	62,632	Credit Suisse International	11/15/17	(354)
SEK	195,000	EUR	20,403	Deutsche Bank AG	11/15/17	(171)
SEK	280,996	EUR	29,432	Deutsche Bank AG	11/15/17	(284)
SEK	3,069,829	EUR	319,321	UBS AG	11/15/17	(474)
SEK	1,570,000	USD	193,712	Citibank N.A.	11/15/17	(498)
TRY	80,000	USD	22,432	Bank of America N.A.	11/15/17	(264)
TRY	160,000	USD	45,096	Bank of America N.A.	11/15/17	(761)
TRY	160,000	USD	45,733	Barclays Bank PLC	11/15/17	(1,398)
TRY	160,000	USD	45,004	Citibank N.A.	11/15/17	(669)
TRY	14,727	USD	4,147	Credit Suisse International	11/15/17	(67)
TRY	65,273	USD	18,383	Credit Suisse International	11/15/17	(296)
TRY	80,000	USD	22,450	UBS AG	11/15/17	(283)
USD	23,632	CAD	30,000	Barclays Bank PLC	11/15/17	(418)
USD	63,106	CAD	80,000	UBS AG	11/15/17	(1,027)
USD	443,488	EUR	375,000	BNP Paribas S.A.	11/15/17	(736)
USD	444,094	EUR	375,000	Bank of America N.A.	11/15/17	(130)
USD	130,002	GBP	100,000	Bank of America N.A.	11/15/17	(4,175)

26	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	201,503	GBP	155,000	Bank of America N.A.	11/15/17	$(6,471)
USD	234,004	GBP	180,000	Bank of America N.A.	11/15/17	(7,515)
USD	25,766	GBP	20,000	Barclays Bank PLC	11/15/17	(1,069)
USD	207,777	GBP	155,000	Barclays Bank PLC	11/15/17	(197)
USD	26,428	GBP	20,000	Citibank N.A.	11/15/17	(408)
USD	197,480	RUB	12,085,000	Goldman Sachs International	11/15/17	(10,469)
USD	197,937	RUB	12,080,000	JPMorgan Chase Bank N.A.	11/15/17	(9,926)
TRY	31,000	USD	8,801	BNP Paribas S.A.	11/20/17	(224)
USD	3,562,629	TRY	12,883,000	BNP Paribas S.A.	11/20/17	(2,028)
IDR	4,159,140,000	USD	309,000	HSBC Bank USA N.A.	11/22/17	(1,618)
IDR	4,156,050,000	USD	309,000	JPMorgan Chase Bank N.A.	11/29/17	(2,067)
AUD	890,000	USD	713,350	Goldman Sachs International	12/20/17	(15,865)
CAD	3,125,000	USD	2,562,805	JPMorgan Chase Bank N.A.	12/20/17	(57,045)
CAD	3,470,000	USD	2,817,590	UBS AG	12/20/17	(35,194)
CHF	660,000	USD	690,744	Morgan Stanley & Co. International PLC	12/20/17	(5,564)
EUR	23,610,000	USD	28,398,816	Royal Bank of Scotland PLC	12/20/17	(372,726)
GBP	2,385,000	USD	3,234,855	HSBC Bank USA N.A.	12/20/17	(31,292)
GBP	951,000	USD	1,285,820	Nomura International PLC	12/20/17	(8,425)
JPY	706,860,000	USD	6,388,424	Citibank N.A.	12/20/17	(82,704)
JPY	1,140,014,400	USD	10,318,451	JPMorgan Chase Bank N.A.	12/20/17	(148,668)
JPY	1,100,000,000	USD	9,911,071	Royal Bank of Scotland PLC	12/20/17	(98,247)
JPY	633,575,000	USD	5,714,885	State Street Bank and Trust Co.	12/20/17	(62,921)
KRW	222,440,000	USD	197,057	Morgan Stanley & Co. International PLC	12/20/17	(2,659)
MXN	19,396,783	USD	1,082,363	Goldman Sachs International	12/20/17	(30,314)
MXN	11,139,671	USD	619,000	HSBC Bank USA N.A.	12/20/17	(14,803)
PLN	4,290,000	USD	1,198,405	HSBC Bank USA N.A.	12/20/17	(22,525)
SEK	2,060,000	USD	259,645	Goldman Sachs International	12/20/17	(5,563)
USD	40,178	GBP	30,000	Citibank N.A.	12/20/17	(119)
USD	411,801	JPY	46,230,000	Bank of America N.A.	12/20/17	(605)
USD	17,037	JPY	1,910,000	Citibank N.A.	12/20/17	(2)
USD	1,191,449	RUB	70,000,000	Citibank N.A.	12/20/17	(6,758)
USD	315,312	RUB	18,450,000	Morgan Stanley & Co. International PLC	12/20/17	(501)
USD	57,199	EUR	53,023	Citibank N.A.	2/21/18	(5,981)
USD	69,521	EUR	64,665	Deutsche Bank AG	2/21/18	(7,532)
USD	64,822	EUR	60,296	Morgan Stanley & Co. International PLC	2/21/18	(7,026)
TRY	31,000	USD	8,194	BNP Paribas S.A.	8/20/18	(223)
TRY	12,883,000	USD	3,313,827	BNP Paribas S.A.	8/20/18	(1,034)

						(1,452,140)
Net Unrealized Depreciation						$(128,550)

Interest Rate Caps Purchased
Description	Exercise Rate	Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Depreciation
5Y-2Y CMS Index Cap[1]	0.31%	At termination	Goldman Sachs International	3/13/18	USD	13,200	$4,078	$16,104	$(12,026)
[1] The Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 5-year CMS Index and 2-year CMS Index or $0.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	235	10/06/17	USD	252.00	USD	5,904	$11,280
SPDR S&P 500 ETF Trust	214	10/06/17	USD	251.00	USD	5,376	21,400
CBOE Volatility Index (VIX) Futures	175	10/18/17	USD	13.00	USD	2,043	11,375
Dow Jones EURO STOXX 50 Price	27	10/20/17	EUR	3,600.00	EUR	9,655	6,909
JPMorgan Chase & Co.	30	10/20/17	USD	92.50	USD	287	9,750
SPDR S&P 500 ETF Trust	107	10/20/17	USD	249.00	USD	2,688	36,540
SPDR S&P 500 ETF Trust	177	10/20/17	USD	255.00	USD	4,447	5,045
SPDR S&P 500 ETF Trust	99	10/20/17	USD	251.00	USD	2,487	18,810
iShares Russell 2000	168	10/20/17	USD	150.00	USD	2,489	14,784
10-Year US Treasury Note Futures	264	10/27/17	USD	127.00	USD	33,082	24,750
SPDR S&P 500 ETF Trust	176	10/27/17	USD	252.50	USD	4,422	23,408
SPDR S&P 500 ETF Trust	116	12/15/17	USD	256.00	USD	2,914	22,854

							206,905

Put
90-Day EuroDollar Futures	173	10/13/17	USD	98.00	USD	42,446	2,163
10-Year US Treasury Note Futures	69	11/24/17	USD	124.50	USD	8,646	29,109

							31,272

Total							$238,177

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/ Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Citibank N.A.	—	11/10/17	JPY	125.00		125	USD	100	$139
USD Currency	Down and Out	JPMorgan Chase Bank N.A.	—	11/16/17	BRL	3.10	USD	2.96	USD	590	1,594
USD Currency	One-Touch	Goldman Sachs International	—	4/09/18	USD	140.00		140	USD	70	347
Total											$2,080

OTC Interest Rate Swaptions Purchased
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/12/27	JPMorgan Chase Bank N.A.	10/12/17	2.15%	2.15%	Semi-annual	3-Month LIBOR	Quarterly	USD	1,385	$693
5-Year Interest Rate Swap, 10/20/22	Citibank N.A.	10/20/17	1.83%	1.83%	Semi-annual	3-Month LIBOR	Quarterly	USD	65,972	13,001
10-Year Interest Rate Swap, 10/27/27	Goldman Sachs International	10/27/17	2.09%	2.09%	Semi-annual	3-Month LIBOR	Quarterly	USD	5,250	4,164
10-Year Interest Rate Swap, 10/27/27	Citibank N.A.	10/27/17	2.20%	2.20%	Semi-annual	3-Month LIBOR	Quarterly	USD	3,110	7,972
10-Year Interest Rate Swap, 11/20/27	JPMorgan Chase Bank N.A.	11/20/17	2.18%	2.18%	Semi-annual	3-Month LIBOR	Quarterly	USD	2,805	10,583

28	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/21/27	Goldman Sachs International	12/21/17	2.24%	2.24%	Semi-annual	3-Month LIBOR	Quarterly	USD	2,935	$22,112

										58,525

Put
1-Year Interest Rate Swap, 10/04/18	Goldman Sachs International	10/04/17	1.60%	3-Month LIBOR	Quarterly	1.60%	Semi-annual	USD	37,280	601
5-Year Interest Rate Swap, 10/26/22	JPMorgan Chase Bank N.A.	10/26/17	2.02%	3-Month LIBOR	Quarterly	2.02%	Semi-annual	USD	8,595	22,697
10-Year Interest Rate Swap, 10/27/27	Goldman Sachs International	10/27/17	2.39%	3-Month LIBOR	Quarterly	2.39%	Semi-annual	USD	5,250	11,669
5-Year Interest Rate Swap, 11/06/22	Goldman Sachs International	11/06/17	0.45%	6-Month EURIBOR	Semi-annual	0.45%	Annual	EUR	5,300	1,558
10-Year Interest Rate Swap, 12/06/27	Goldman Sachs International	12/06/17	2.28%	3-Month LIBOR	Quarterly	2.28%	Semi-annual	USD	1,904	19,920
10-Year Interest Rate Swap, 12/15/27	JPMorgan Chase Bank N.A.	12/15/17	1.20%	6-Month EURIBOR	Semi-annual	1.20%	Annual	EUR	1,090	2,029
10-Year Interest Rate Swap, 12/15/27	JPMorgan Chase Bank N.A.	12/15/17	1.20%	6-Month EURIBOR	Semi-annual	1.20%	Annual	EUR	518	964

										59,438
Total										$117,963

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Credit Suisse International	—	10/12/17	RUB	63.00	USD	480	$2
USD Currency	JPMorgan Chase Bank N.A.	—	10/12/17	CAD	1.23	USD	489	7,179
USD Currency	BNP Paribas S.A.	—	10/16/17	CAD	1.28	USD	652	316
USD Currency	Goldman Sachs International	—	10/19/17	MXN	18.25	USD	571	4,954
USD Currency	Morgan Stanley & Co. International PLC	—	10/19/17	ZAR	13.50	USD	286	4,653
USD Currency	Citibank N.A.	—	11/10/17	JPY	118.00	USD	1,300	1,070
USD Currency	Deutsche Bank AG	—	11/17/17	MXN	18.00	USD	683	16,399
EUR Currency	Morgan Stanley & Co. International PLC	—	2/15/18	USD	1.23	EUR	844	7,253
EUR Currency	BNP Paribas S.A.	—	3/09/18	PLN	4.35	EUR	1,500	28,522
EUR Currency	Deutsche Bank AG	—	3/09/18	PLN	4.35	EUR	1,780	33,766
EUR Currency	Deutsche Bank AG	—	3/23/18	CHF	1.20	EUR	1,536	7,302
EUR Currency	Morgan Stanley & Co. International PLC	—	3/23/18	CHF	1.20	EUR	4,514	21,458
GBP Currency	UBS AG	—	4/17/18	USD	1.40	GBP	1,330	19,073
EUR Currency	Citibank N.A.	—	7/16/18	USD	1.30	EUR	6,040	41,545
								193,492

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Deutsche Bank AG	—	10/11/17	MXN	18.00	USD	683	$1,485
EUR Currency	Citibank N.A.	—	10/12/17	USD	1.19	EUR	2,675	34,673
EUR Currency	Deutsche Bank AG	—	10/12/17	USD	1.19	EUR	2,675	34,882
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	60.30	USD	480	21,987
EUR Currency	UBS AG	—	10/19/17	SEK	9.20	EUR	1,470	24
USD Currency	JPMorgan Chase Bank N.A.	—	10/19/17	ZAR	13.00	USD	571	468
AUD Currency	Goldman Sachs International	—	10/26/17	USD	0.78	AUD	680	3,578
EUR Currency	Citibank N.A.	—	10/26/17	USD	1.16	EUR	8,000	16,140
AUD Currency	Deutsche Bank AG	—	11/06/17	USD	0.79	AUD	680	7,923
EUR Currency	Citibank N.A.	—	11/10/17	USD	1.18	EUR	8,000	69,070
USD Currency	HSBC Bank USA	—	11/24/17	INR	65.50	USD	690	4,962
USD Currency	Citibank N.A.	—	11/30/17	ZAR	13.50	USD	458	8,023
USD Currency	JPMorgan Chase Bank N.A.	—	11/30/17	BRL	3.17	USD	458	6,795
EUR Currency	Citibank N.A.	—	12/12/17	USD	1.19	EUR	1,800	32,379
EUR Currency	Deutsche Bank AG	—	12/12/17	USD	1.19	EUR	1,800	32,379
USD Currency	Credit Suisse International	—	12/13/17	RUB	58.50	USD	480	11,289
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.32	EUR	571	13,078
EUR Currency	Deutsche Bank AG	—	6/12/18	TRY	4.00	EUR	1,130	5,038
								304,173

Total								$497,665

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CBOE Volatility Index (VIX) Futures	175	10/18/17	USD	22.00	USD	2,043	$(2,625)
Put
90-Day EuroDollar Futures	173	10/13/17	USD	97.63	USD	42,445	(1,081)
90-Day EuroDollar Futures	79	10/13/17	USD	97.50	USD	19,382	(494)
CBOE Volatility Index (VIX) Futures	175	10/18/17	USD	12.00	USD	2,043	(20,562)
Dow Jones EURO STOXX 50 Price	27	10/20/17	EUR	3,200.00	EUR	9,655	(383)
SPDR S&P 500 ETF Trust	54	10/20/17	USD	233.00	USD	1,357	(729)
SPDR S&P 500 ETF Trust	116	12/15/17	USD	221.00	USD	2,914	(6,612)
SPDR S&P 500 ETF Trust	30	12/15/17	USD	226.00	USD	754	(2,310)
							(32,171)

Total							$(34,796)

OTC Interest Rate Swaptions Written
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/12/27	JPMorgan Chase Bank N.A.	10/12/17	2.00%	3-Month LIBOR	Quarterly	2.00%	Semi-annual	USD	1,385	$(29)
10-Year Interest Rate Swap, 12/21/27	Goldman Sachs International	12/21/17	2.04%	3-Month LIBOR	Quarterly	2.04%	Semi-annual	USD	2,935	(8,031)
										$(8,060)

30	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap, 10/26/22	JPMorgan Chase Bank N.A.	10/26/17	2.12%	2.12%	Semi-annual	3-Month LIBOR	Quarterly	USD	12,895	$(11,993)
5-Year Interest Rate Swap, 11/06/22	Goldman Sachs International	11/06/17	0.75%	0.75%	Annual	6-Month EURIBOR	Quarterly	EUR	5,300	(29)
10-Year Interest Rate Swap, 12/29/27	Goldman Sachs International	12/29/17	2.43%	2.42%	Semi-annual	3-Month LIBOR	Quarterly	USD	3,938	(26,747)

										(38,769)
Total										$(46,829)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	10/12/17	RUB	63.00	USD	480	$(2)
USD Currency	Goldman Sachs International	—	10/19/17	ZAR	13.50	USD	571	(9,117)
AUD Currency	Deutsche Bank AG	—	11/06/17	USD	0.81	AUD	680	(842)
USD Currency	Citibank N.A.	—	11/10/17	JPY	123.00	USD	2,600	(73)
USD Currency	Deutsche Bank AG	—	11/17/17	MXN	18.60	USD	1,025	(8,805)
USD Currency	HSBC Bank USA	—	11/24/17	INR	66.50	USD	345	(2,037)
USD Currency	Credit Suisse International	—	12/13/17	RUB	62.00	USD	480	(2,996)
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.50	EUR	400	(11,060)
EUR Currency	Morgan Stanley & Co. International PLC	—	2/15/18	USD	1.28	EUR	844	(2,016)
EUR Currency	BNP Paribas S.A.	—	3/09/18	PLN	4.50	EUR	1,500	(12,222)
EUR Currency	Deutsche Bank AG	—	3/09/18	PLN	4.50	EUR	1,780	(14,474)

								(63,644)

Put
EUR Currency	Citibank N.A.	—	10/12/17	USD	1.19	EUR	5,350	(66,450)
USD Currency	Credit Suisse International	—	10/12/17	RUB	60.30	USD	480	(21,783)
USD Currency	Goldman Sachs International	—	10/19/17	ZAR	13.00	USD	571	(477)
USD Currency	Deutsche Bank AG	—	10/26/17	RUB	57.50	USD	468	(4,091)
USD Currency	Citibank N.A.	—	11/30/17	ZAR	13.10	USD	916	(6,455)
USD Currency	JPMorgan Chase Bank N.A.	—	11/30/17	BRL	3.11	USD	916	(6,511)
EUR Currency	Deutsche Bank AG	—	2/15/18	TRY	4.10	EUR	400	(2,273)

								(108,040)
Total								$(171,684)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 29, Version 1	1.00%	Quarterly	12/20/22	USD	19,819	$(432,825)	$(410,138)	$(22,687)
Markit iTraxx Europe, Series 28, Version 1	1.00%	Quarterly	12/20/22	EUR	713	(18,682)	(18,811)	129
Total						$(451,507)	$(428,949)	$(22,558)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe, Series 27, Version 1	1.00%	Quarterly	6/20/22	BB-	EUR	408	$11,686	$11,533	$153
Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B	USD	625	48,918	46,328	2,590
Total							$60,604	$57,861	$2,743

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps
Paid by the Fund	Received by the Fund	Payment Frequency	Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.53%	UK RPI All Items Monthly	At Termination	11/15/21	GBP	393	(1,102)	—	(1,102)
UK RPI All Items Monthly	3.34%	At Termination	9/15/22	GBP	180	(381)	9	(390)
Eurostat HICP Ex Tobacco	1.87%	At Termination	8/15/47	EUR	100	$(808)	$7	$(815)
Total						$(2,291)	$16	$(2,307)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR	Quarterly	1.18%	Semi-annual	11/14/17[1]	11/14/18	USD	8,063	$(34,288)	—	$(34,288)
1.42%	Semi-annual	3-month LIBOR	Quarterly	N/A	12/31/18	USD	18,500	42,247	$218	42,029
1.58%	Semi-annual	3-month LIBOR	Quarterly	N/A	12/31/18	USD	15,000	3,933	176	3,757
7.36%	Monthly	1M MXIBOR	Monthly	N/A	1/28/19	MXN	94,316	(11,351)	45	(11,396)
1.46%	At Termination	Federal Funds Rate	At Termination	12/19/18[1]	3/20/19	USD	35,850	14,508	544	13,964
3-month LIBOR	Quarterly	1.74%	Semi-annual	N/A	3/31/19	USD	9,000	12,410	125	12,285
3-month LIBOR	Quarterly	1.74%	Semi-annual	N/A	3/31/19	USD	13,000	17,348	181	17,167
3-month LIBOR	Quarterly	1.64%	Semi-annual	N/A	3/31/19	USD	18,000	(1,476)	—	(1,476)
1.59%	Semi-annual	3-month LIBOR	Quarterly	10/04/17[1]	6/30/19	USD	5,400	9,522	91	9,431
1.62%	Semi-annual	3-month LIBOR	Quarterly	N/A	7/14/19	USD	4,040	4,908	—	4,908
MXN 28D TIIE	Monthly	7.08%	Monthly	N/A	8/08/19	MXN	119,340	3,891	104	3,787
6-Month EURIBOR	Semi-annual	(0.17)%	Annual	N/A	8/24/19	EUR	4,640	(337)	89	(426)
1.69%	Semi-annual	3-month LIBOR	Quarterly	8/25/18[1]	8/25/19	USD	8,940	16,578	141	16,437
6-Month GBP LIBOR	Semi-annual	0.80%	Semi-annual	N/A	9/27/19	GBP	840	(29)	—	(29)
1.39%	Semi-annual	3-month LIBOR	Quarterly	11/14/18[1]	11/14/19	USD	8,063	41,890	—	41,890
MXN 28D TIIE	Monthly	7.32%	Monthly	N/A	2/20/20	MXN	86,539	40,492	55	40,437
MXN 28D TIIE	Monthly	7.16%	Monthly	N/A	4/29/20	MXN	83,160	27,339	—	27,339
MXN 28D TIIE	Monthly	7.45%	Monthly	N/A	5/28/20	MXN	16,100	11,954	—	11,954
1.95%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/31/21	USD	7,250	(13,935)	110	(14,045)
0.97%	Semi-annual	3-month LIBOR	Quarterly	N/A	6/30/21	USD	6,630	223,589	87	223,502
3-month LIBOR	Quarterly	1.26%	Semi-annual	N/A	7/07/21	USD	5,955	(140,103)	32,674	(172,777)
1.16%	Semi-annual	3-month LIBOR	Quarterly	N/A	7/22/21	USD	3,250	88,768	44	88,724
3-month LIBOR	Quarterly	1.85%	Semi-annual	8/30/19[1]	8/30/21	USD	1,160	(5,941)	19	(5,960)
2.10%	Semi-annual	3-month LIBOR	Quarterly	N/A	8/31/21	USD	16,500	(118,078)	266	(118,344)
2.15%	Semi-annual	3-month LIBOR	Quarterly	N/A	8/31/21	USD	1,650	(14,655)	27	(14,682)
3-month LIBOR	Quarterly	2.13%	Semi-annual	N/A	8/31/21	USD	20,500	170,001	330	169,671

32	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR	Quarterly	1.95%	Semi-annual	N/A	8/31/21	USD	5,300	$8,012	—	$8,012
3-month LIBOR	Quarterly	1.86%	Semi-annual	9/09/19[1]	9/09/21	USD	1,150	(5,599)	$22	(5,621)
3-month LIBOR	Quarterly	1.20%	Semi-annual	N/A	9/12/21	USD	1,635	(44,948)	—	(44,948)
3-month LIBOR	Quarterly	1.90%	Semi-annual	9/16/19[1]	9/16/21	USD	1,230	(5,141)	23	(5,164)
3-month LIBOR	Quarterly	2.01%	Semi-annual	9/20/19[1]	9/20/21	USD	1,200	(2,557)	23	(2,580)
1.23%	Semi-annual	3-month LIBOR	Quarterly	N/A	9/23/21	USD	8,049	212,152	114	212,038
3-month LIBOR	Quarterly	2.07%	Semi-annual	9/24/19[1]	9/24/21	USD	1,200	(1,203)	23	(1,226)
6-Month JPY LIBOR	Semi-annual	(0.09)%	Semi-annual	N/A	10/03/21	JPY	700,000	(42,348)	101	(42,449)
1.16%	Semi-annual	3-month LIBOR	Quarterly	N/A	10/03/21	USD	500	14,769	7	14,762
3-month LIBOR	Quarterly	1.81%	Semi-annual	10/04/17[1]	11/30/21	USD	15,000	(76,170)	—	(76,170)
3-month LIBOR	Quarterly	1.82%	Semi-annual	10/04/17[1]	11/30/21	USD	5,000	(23,589)	91	(23,680)
1.97%	Semi-annual	3-month LIBOR	Quarterly	1/04/18[1]	2/28/22	USD	19,850	14,737	362	14,375
MXN 28D TIIE	Monthly	7.44%	Monthly	N/A	3/07/22	MXN	29,521	40,391	23	40,368
MXN 28D TIIE	Monthly	7.47%	Monthly	N/A	3/07/22	MXN	14,760	20,977	11	20,966
MXN 28D TIIE	Monthly	7.48%	Monthly	N/A	3/07/22	MXN	14,760	21,291	11	21,280
MXN 28D TIIE	Monthly	7.26%	Monthly	N/A	3/21/22	MXN	17,000	16,918	—	16,918
3-month LIBOR	Quarterly	2.02%	Semi-annual	N/A	5/11/22	USD	9,283	20,105	—	20,105
6-Month EURIBOR	Semi-annual	0.21%	Annual	N/A	5/26/22	EUR	230	231	—	231
MXN 28D TIIE	Monthly	7.16%	Monthly	N/A	6/01/22	MXN	35,124	28,007	—	28,007
0.41%	Annual	3M STIBOR	Quarterly	N/A	7/13/22	SEK	2,190	(74)	—	(74)
MXN 28D TIIE	Monthly	6.86%	Monthly	N/A	8/17/22	MXN	30,000	4,258	30	4,228
1.91%	Semi-annual	3M Libor	Quarterly	N/A	9/22/22	USD	19,792	81,410	359	81,051
0.45%	Annual	3M STIBOR	Quarterly	N/A	9/27/22	SEK	2,540	2	6	(4)
6-Month EURIBOR	Semi-annual	0.21%	Annual	N/A	9/27/22	EUR	270	(495)	6	(501)
1.10%	Semi-annual	6-Month GBP LIBOR	Semi-annual	N/A	9/27/22	GBP	340	(127)	—	(127)
3-month LIBOR	Quarterly	2.16%	Semi-annual	N/A	9/29/22	USD	1,860	14,423	—	14,423
1.70%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/05/26	USD	92	3,726	2	3,724
1.70%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/05/26	USD	6,150	251,498	42	251,456
1.72%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/25/26	USD	290	11,407	—	11,407
1.73%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/25/26	USD	210	8,068	—	8,068
1.71%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/25/26	USD	220	8,781	4	8,777
1.73%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/26/26	USD	740	28,739	13	28,726
3-month LIBOR	Quarterly	1.40%	Semi-annual	N/A	7/05/26	USD	3,199	(212,668)	65	(212,733)
6-Month JPY LIBOR	Semi-annual	(0.02)%	Semi-annual	N/A	7/21/26	JPY	305,000	(62,310)	—	(62,310)
(0.04)%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	9/20/26	JPY	60,000	12,720	6,997	5,723
6-Month JPY LIBOR	Semi-annual	0.04%	Semi-annual	N/A	9/29/26	JPY	475,000	(75,297)	84	(75,381)
3-month LIBOR	Quarterly	1.45%	Semi-annual	N/A	10/03/26	USD	5,890	(383,221)	—	(383,221)
6-Month JPY LIBOR	Semi-annual	0.09%	Semi-annual	N/A	11/02/26	JPY	88,000	(10,928)	15	(10,943)
1.76%	Semi-annual	3-month LIBOR	Quarterly	N/A	11/10/26	USD	1,363	54,836	24	54,812
1.74%	Semi-annual	3-month LIBOR	Quarterly	N/A	11/16/26	USD	6,380	268,217	21,995	246,222
2.37%	Semi-annual	3-month LIBOR	Quarterly	N/A	12/15/26	USD	920	(9,734)	—	(9,734)
0.24%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	1/04/27	JPY	500,000	4,052	78	3,974
3-month LIBOR	Quarterly	2.36%	Semi-annual	1/10/22[1]	1/10/27	USD	8,604	(64,321)	(15,340)	(48,981)
1.80%	Semi-annual	3-month LIBOR	Quarterly	N/A	1/30/27	USD	2,520	97,165	28,259	68,906
1.80%	Semi-annual	3-month LIBOR	Quarterly	N/A	1/31/27	USD	2,600	100,309	26,223	74,086
MXN 28D TIIE	Monthly	7.63%	Monthly	N/A	3/10/27	MXN	70,000	154,758	65	154,693
MXN 28D TIIE	Monthly	7.51%	Monthly	N/A	3/15/27	MXN	17,500	30,277	—	30,277
0.29%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	3/16/27	JPY	110,000	(2,662)	17	(2,679)
3-month LIBOR	Quarterly	2.53%	Semi-annual	N/A	4/17/27	USD	1,880	44,386	—	44,386
2.44%	Semi-annual	3-month LIBOR	Quarterly	N/A	4/24/27	USD	1,012	(16,239)	18	(16,257)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month LIBOR	Quarterly	2.44%	Semi-annual	N/A	4/24/27	USD	1,012	$16,239	—	$16,239
3-month LIBOR	Quarterly	2.40%	Semi-annual	N/A	5/04/27	USD	965	11,688	—	11,688
1.11%	Annual	3-Month STIBOR	Quarterly	N/A	5/17/27	SEK	1,990	2,350	—	2,350
3-month LIBOR	Quarterly	2.55%	Semi-annual	N/A	6/20/27	USD	730	18,273	$13	18,260
3-month LIBOR	Quarterly	2.17%	Semi-annual	N/A	6/20/27	USD	3,180	(26,213)	10,835	(37,048)
3-month LIBOR	Quarterly	2.16%	Semi-annual	N/A	6/20/27	USD	3,190	(30,541)	9,469	(40,010)
2.31%	Semi-annual	3-month LIBOR	Quarterly	N/A	7/28/27	USD	2,570	(8,670)	52	(8,722)
0.27%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	8/15/27	JPY	180,000	691	34	657
3-month LIBOR	Quarterly	2.17%	Semi-annual	N/A	8/15/27	USD	1,780	(16,851)	37	(16,888)
3-month LIBOR	Quarterly	2.07%	Semi-annual	N/A	9/11/27	USD	3,882	(71,613)	80	(71,693)
7.66%	Quarterly	3-Month JIBAR	Quarterly	N/A	9/14/27	ZAR	6,135	5,946	—	5,946
7.71%	Quarterly	3-Month JIBAR	Quarterly	N/A	9/19/27	ZAR	4,940	3,632	—	3,632
7.72%	Quarterly	3-Month JIBAR	Quarterly	N/A	9/19/27	ZAR	9,875	6,751	—	6,751
7.74%	Quarterly	3-Month JIBAR	Quarterly	N/A	9/21/27	ZAR	3,970	2,314	13	2,301
2.25%	Semi-annual	3-month LIBOR	Quarterly	N/A	9/22/27	USD	970	1,926	20	1,906
2.79%	Annual	6-Month WIBOR	Semi-annual	3/21/18[1]	3/21/28	PLN	1,840	(10,854)	11	(10,865)
2.30%	Semi-annual	3-month LIBOR	Quarterly	8/30/19[1]	8/30/29	USD	250	3,942	5	3,937
2.33%	Semi-annual	3-month LIBOR	Quarterly	9/09/19[1]	9/09/29	USD	250	3,301	6	3,295
2.33%	Semi-annual	3-month LIBOR	Quarterly	9/16/19[1]	9/16/29	USD	270	3,744	6	3,738
2.39%	Semi-annual	3-month LIBOR	Quarterly	9/20/19[1]	9/20/29	USD	260	2,071	6	2,065
2.44%	Semi-annual	3-month LIBOR	Quarterly	9/24/19[1]	9/24/29	USD	270	982	6	976
6-Month JPY LIBOR	Semi-annual	0.35%	Semi-annual	N/A	10/03/36	JPY	500,000	(255,399)	106	(255,505)
0.30%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	7/22/46	JPY	85,000	120,040	19	120,021
0.55%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	11/02/46	JPY	28,000	23,393	7	23,386
2.62%	Semi-annual	3-month LIBOR	Quarterly	N/A	5/11/47	USD	1,724	(35,235)	—	(35,235)
0.80%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	5/31/47	JPY	11,000	3,012	—	3,012
0.91%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	7/12/47	JPY	27,000	637	—	637
0.92%	Semi-annual	6-Month JPY LIBOR	Semi-annual	N/A	7/12/47	JPY	27,000	249	—	249
6-Month EURIBOR	Semi-annual	1.45%	Annual	N/A	9/07/47	EUR	75	(3,075)	3	(3,078)
6-Month EURIBOR	Semi-annual	1.45%	Annual	N/A	9/08/47	EUR	75	(3,119)	3	(3,122)
Total								$695,787	$125,830	$569,957

[1] Forward swap.

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
LafargeHolcim Ltd.	1.00%	Quarterly	Citibank N.A.	12/20/21	EUR	123	$(3,205)	$(327)	$(2,878)
Time Warner, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/21	USD	125	(3,464)	(1,772)	(1,692)
Heidelbergcement AG	5.00%	Quarterly	Goldman Sachs International	6/20/22	EUR	120	(32,122)	(24,659)	(7,463)
Pernod Ricard S.A.	1.00%	Quarterly	Citibank N.A.	6/20/22	EUR	114	(3,975)	(2,276)	(1,699)
Pernod Ricard S.A.	1.00%	Quarterly	Citibank N.A.	6/20/22	EUR	11	(383)	(220)	(163)
TDC A/S	1.00%	Quarterly	BNP Paribas S.A.	6/20/22	EUR	40	(284)	391	(675)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	1,113	(111,322)	(97,459)	(13,863)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	1,198	(119,853)	(106,671)	(13,182)

34	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	2,050	$(34,384)	$(32,723)	$(1,661)
Federation of Russia	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	35	743	895	(152)
Federation of Russia	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	20	425	518	(93)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	760	32,327	31,156	1,171
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	796	33,859	32,633	1,226
Tesco PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/22	EUR	30	776	1,034	(258)
Tesco PLC	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	70	1,801	2,379	(578)
Tesco PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	120	3,153	3,359	(206)
Total							$(235,908)	$(193,742)	$(42,166)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Imperial Brands PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB+	EUR	235	$4,879	$5,044	$(165)
Marks and Spencer PLC	1.00%	Quarterly	Citibank N.A.	12/20/22	BBB-	EUR	100	(2,196)	(3,186)	990
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB+	EUR	120	(1,406)	(1,155)	(251)
Next PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB+	EUR	50	(586)	(482)	(104)
Rolls-Royce PLC	1.00%	Quarterly	Goldman Sachs International	12/20/22	BBB+	EUR	105	2,009	1,788	221
Telecom Italia Spa	1.00%	Quarterly	Goldman Sachs International	12/20/22	BB+	EUR	122	(2,161)	(1,939)	(222)
WPP 2005 Ltd.	1.00%	Quarterly	Citibank N.A.	12/20/22	BBB	EUR	50	1,120	995	125
WPP 2005 Ltd.	1.00%	Quarterly	Bank of America N.A.	12/20/22	BBB	EUR	50	1,118	1,011	107
WPP 2005 Ltd.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	50	1,114	1,077	37
WPP 2005 Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BBB	EUR	50	1,114	1,062	52
Markit CMBX North America	3.00%	Monthly	Deutsche Bank AG	9/17/58	BBB-	USD	1,350	(171,077)	(142,615)	(28,462)
Total								$(166,072)	$(138,400)	$(27,672)

[1] Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.50%	At Termination	1-Day BZDIOVER	At Termination	Bank of America N.A.	N/A	10/02/17	BRL	12,967	$(2,356)	—	$(2,356)
9.99%	At Termination	1-Day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	3,665	(1,290)	—	(1,290)
9.99%	At Termination	1-Day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	4,225	(4,863)	—	(4,863)
9.99%	At Termination	1-Day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	4,225	(4,932)	—	(4,932)
9.98%	At Termination	1-Day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	11,700	(18,786)	—	(18,786)
9.62%	At Termination	1-Day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/18	BRL	11,700	(18,922)	—	(18,922)
3-Month KRW CDC	Quarterly	1.51%	Quarterly	Citibank N.A.	N/A	3/17/18	KRW	2,500	1	—	1
MXN 28D TIIE	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN	30,000	(3,424)	—	(3,424)
MXN 28D TIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	36,000	(4,331)	—	(4,331)
MXN 28D TIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	29,045	(5,265)	—	(5,265)
MXN 28D TIIE	Monthly	6.98%	Monthly	Citibank N.A.	N/A	11/28/18	MXN	51,200	(9,281)	—	(9,281)
MXN 28D TIIE	Monthly	6.92%	Monthly	UBS AG	N/A	11/28/18	MXN	13,884	(3,066)	—	(3,066)
MXN 28D TIIE	Monthly	6.94%	Monthly	BNP Paribas S.A.	N/A	11/29/18	MXN	26,116	(5,411)	—	(5,411)
7.75%	At Termination	1-Day BZDIOVER	At Termination	Bank of America N.A.	N/A	1/02/19	BRL	9,885	(16,594)	—	(16,594)
8.00%	At Termination	1-Day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/19	BRL	9,743	(25,176)	—	(25,176)
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	9,530	67,262	—	67,262
1-day BZDIOVER	At Termination	9.39%	At Termination	Goldman Sachs International	N/A	1/02/19	BRL	6,608	53,040	—	53,040
3-Month KRW CDC	Quarterly	1.21%	Quarterly	BNP Paribas S.A.	N/A	8/17/19	KRW	1,600,000	(13,926)	—	(13,926)
3-Month KRW CDC	Quarterly	1.21%	Quarterly	JPMorgan Chase Bank N.A.	N/A	8/18/19	KRW	1,600,000	(13,808)	—	(13,808)
8.78%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	N/A	1/02/20	BRL	9,771	(49,440)	—	(49,440)
1-day BZDIOVER	At Termination	9.48%	At Termination	Citibank N.A.	N/A	1/02/20	BRL	2,820	26,484	—	26,484
1-day BZDIOVER	At Termination	9.50%	At Termination	Citibank N.A.	N/A	1/02/20	BRL	2,819	26,945	—	26,945
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	N/A	1/04/21	BRL	4,388	19,872	—	19,872
3-Month KRW CDC	Quarterly	1.76%	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/21	KRW	293,403	(1,206)	—	(1,206)
3-Month KRW CDC	Quarterly	1.77%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/21	KRW	866,397	(3,386)	—	(3,386)

36	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day China Fixing Rate	Quarterly	3.92%	Quarterly	Bank of America N.A.	N/A	4/26/22	CNY	2,200	$2,125	—	$2,125
7-Day China Fixing Rate	Quarterly	3.94%	Quarterly	Deutsche Bank AG	N/A	5/31/22	CNY	440	410	—	410
7-Day China Fixing Rate	Quarterly	3.92%	Quarterly	Deutsche Bank AG	N/A	5/31/22	CNY	440	467	—	467
7-Day China Fixing Rate	Quarterly	3.81%	Quarterly	Goldman Sachs International	N/A	6/09/22	CNY	446	90	—	90
7-Day China Fixing Rate	Quarterly	3.78%	Quarterly	Citibank N.A.	N/A	6/19/22	CNY	454	(13)	—	(13)
7-Day China Fixing Rate	Quarterly	3.72%	Quarterly	Bank of America N.A.	N/A	6/30/22	CNY	300	(518)	—	(518)
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	N/A	1/02/23	BRL	2,283	11,655	—	11,655
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	N/A	1/02/23	BRL	4,340	38,340	—	38,340
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	N/A	1/02/23	BRL	2,284	20,458	—	20,458
1.02%	Annual	6-Month BUBOR	Semi-annual	Goldman Sachs International	3/21/18[1]	3/21/23	HUF	65,330	1,686	—	1,686
7-Day China Fixing Rate	Quarterly	3.86%	Quarterly	Bank of America N.A.	3/21/18[1]	3/21/23	CNY	305	(13)	—	(13)
7-Day China Fixing Rate	Quarterly	3.86%	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/23	CNY	1,215	(40)	—	(40)
7-Day China Fixing Rate	Quarterly	3.88%	Quarterly	BNP Paribas S.A.	3/21/18[1]	3/21/23	CNY	605	56	—	56
7-Day China Fixing Rate	Quarterly	3.88%	Quarterly	Citibank N.A.	3/21/18[1]	3/21/23	CNY	315	29	—	29
7.64%	Monthly	MXN 28D TIIE	Monthly	UBS AG	N/A	11/18/26	MXN	3,541	$(7,950)	—	(7,950)
7.71%	Monthly	MXN 28D TIIE	Monthly	BNP Paribas S.A.	N/A	11/19/26	MXN	6,859	(17,214)	—	(17,214)
1.95%	Quarterly	3-Month KRW CDC	Quarterly	Goldman Sachs International	3/21/18[1]	3/21/28	KRW	94,862	1,104	—	1,104
1.95%	Quarterly	3-Month KRW CDC	Quarterly	Citibank N.A.	3/21/18[1]	3/21/28	KRW	280,858	3,159	—	3,159
Total									$41,972	—	$41,972

[1] Forward swap.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$113,654	—	$113,654
Common Stocks	$509,136	39,934	—	549,070
Corporate Bonds	—	55,346,758	—	55,346,758
Foreign Agency Obligations	—	97,670,059	—	97,670,059
Investment Companies	5,386,139	—	—	5,386,139
Municipal Bonds	—	2,207,293	—	2,207,293
Non-Agency Mortgage-Backed Securities	—	6,715,901	$578,091	7,293,992
Preferred Securities	—	2,436,797	—	2,436,797
U.S. Government Sponsored Agency Securities	—	40,434,127	—	40,434,127
U.S. Treasury Obligations	—	3,893,925	—	3,893,925
Warrants	12,000	—	—	12,000
Short-Term Securities	5,093,465	7,372,818	—	12,466,283
Options Purchased:
Foreign currency exchange contracts		499,745	—	499,745
Equity contracts	182,155	—	—	182,155
Interest rate contracts	56,022	117,963	—	173,985

Total	$11,238,917	$216,848,974	$578,091	$228,665,982

38	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	—	$(7,396,187)	—	$(7,396,187)
TBA Sale Commitments	—	(12,042,365)	—	(12,042,365)

Total	$11,238,917	$197,410,422	$578,091	$209,227,430

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$1,323,590	—	$1,323,590
Credit contracts	—	6,801	—	6,801
Interest rate contracts	$642,554	2,723,512	—	3,366,066
Liabilities:
Foreign currency exchange contracts	—	(1,623,824)	—	(1,623,824)
Credit contracts	—	(96,454)	—	(96,454)
Equity contracts	(33,221)	—	—	(33,221)
Interest rate contracts	(181,111)	(2,170,438)	—	(2,351,549)
Other contracts	—	(2,307)	—	(2,307)

Total	$428,222	$160,880	—	$589,102

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, interest rate caps and options written. Swaps, futures contracts, interest rate caps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $20,645,728 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	SEPTEMBER 30, 2017	39

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: November 20, 2017